UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21632
Kiewit Investment Fund LLLP
(Exact name of registrant as specified in charter)
73 Tremont Street, Boston, Massachusetts 02108
(Address of principal executive offices) (Zip code)
Robert L. Giles, Jr.
73 Tremont Street
Boston, Massachusetts 02108
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: 402-536-3677
Date of fiscal year end: March 31
Date of reporting period: October 1, 2005 to December 31, 2005

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Kiewit Investment Fund LLLP Schedule of Investments as of December 31, 2005 (Unaudited)	(in U.S. dollars)

		Market
	Shares	Value

ALTERNATIVE ASSETS (23.9%)
Hedge Funds (23.9%)
Canyon Value Realization Fund (Cayman), Ltd.	9,000,000	$9,080,337
FFIP, L.P.	8,000,000	8,114,149
Lansdowne European Strategic Equity Fund, L.P.	3,500,000	3,536,660
Perry Partners, L.P.	9,000,000	8,791,345
Royal Capital Value Fund, L.P.	3,500,000	3,674,016
Tiedemann Global Emerging Market, L.P.	3,500,000	3,602,560

TOTAL ALTERNATIVE ASSETS (Cost—$36,500,000)		36,799,067

EQUITY INVESTMENTS (53.9%)
Common Stocks (Active & Passive Domestic Equities) (33.9%)
Consumer Discretionary (4.4%)
99 Cents Only Stores*	100	1,046
Aaron Rents, Inc.	100	2,108
Abercrombie & Fitch Co.	300	19,554
AC Moore Arts & Crafts, Inc.*	100	1,455
ACCO Brands Corp.*	100	2,450
Advance Auto Parts *	300	13,038
Advo, Inc.	100	2,818
Aeropostale, Inc.*	200	5,260
AFC Enterprises *	100	1,512
Aftermarket Technology Corp.*	100	1,944
Alliance Gaming Corp.*	200	2,604
Amazon.Com Inc.*	1,000	47,150
American Axle & Manufacturing Holdings, Inc.	100	1,833
American Eagle Outfitters	400	9,192
American Greetings Corp. (Class A)	200	4,394
Ameristar Casinos, Inc.	100	2,270
AnnTaylor Stores Corp.*	200	6,904
Apollo Group, Inc. * (Class A)	500	30,230
Applebees International, Inc.	300	6,777
Arbitron, Inc.	100	3,798
Arctic Cat, Inc.	100	2,006
ArvinMeritor, Inc.	200	2,878
Audible, Inc.*	100	1,284
Audiovox Corp.*	100	1,386
Autoliv, Inc.	300	13,626
Autonation, Inc.*	600	13,038
Autozone, Inc.*	2,150	197,263
Aviall, Inc.*	100	2,880
Aztar Corp.*	100	3,039
Barnes & Noble, Inc.	200	8,534
Beacon Roofing Supply, Inc.*	100	2,873
Beazer Homes USA, Inc.	100	7,284
Bebe Stores, Inc.	100	1,403
Bed Bath & Beyond, Inc.*	1,000	36,150
Belo Corp. (Class A)	300	6,423
Best Buy Co., Inc.	1,300	56,524
Big 5 Sporting Goods Corp.	100	2,189
Big Lots, Inc.*	400	4,804
BJ’s Restaurants, Inc.*	100	2,286
Black & Decker Corp.	300	26,088
Blockbuster, Inc. (Class A)	600	2,250
Blue Nile, Inc.*	100	4,031
Bluegreen Corp.*	100	1,580
Blyth, Inc.	100	2,095
Bob Evans Farms, Inc.	100	2,306
Borders Group, Inc.	200	4,334
BorgWarner, Inc.	200	12,126
Boyd Gaming Corp.	100	4,766
Brinker International, Inc.	300	11,598
Brookfield Homes Corp.	88	4,376
Brown Shoe Co., Inc.	100	4,243
Brunswick Corp.	300	12,198
Building Material Holding Corp.	100	6,821
Burlington Coat Factory Warehouse Corp.	100	4,021
Cabela’s, Inc. (Class A)*	100	1,660
Cablevision Systems Corp.*	700	16,429
California Pizza Kitchen, Inc.*	100	3,197
Callaway Golf Co.	300	4,152
Career Education Corp.*	300	10,116
Carmax, Inc.*	300	8,304
Carter’s, Inc.*	100	5,885
Catalina Marketing Corp.	200	5,070
Cato Corp. (The) (Class A)	100	2,145
CBRL Group, Inc.	200	7,030
CCE Spinco, Inc.*	225	2,947
CEC Entertainment, Inc.*	100	3,404
Centex Corp.	400	28,596
Central European Distribution Corp.*	100	4,014

		Market
	Shares	Value

Champion Enterprises, Inc.*	300	4,086
Charming Shoppes, Inc.*	400	5,280
Charter Communications, Inc. (Class A)*	1,000	1,220
Cheesecake Factory (The) *	300	11,217
Chico’s FAS, Inc.*	600	26,358
Childrens Place Retail Stores, Inc. (The)*	100	4,942
Choice Hotels International, Inc.	200	8,352
Christopher & Banks Corp.	100	1,878
Circuit City Stores, Inc.	600	13,554
Citadel Broadcasting Corp.	200	2,688
CKE Restaurants Inc.	200	2,702
CKX, Inc.*	100	1,300
Claire’s Stores, Inc.	300	8,766
Clear Channel Communications, Inc.	1,800	56,610
Coach, Inc.*	1,200	40,008
Coldwater Creek, Inc.*	100	3,053
Columbia Sportswear Co.*	100	4,773
Comcast Corp. (Class A) *	6,600	171,336
Commercial Vehicle Group, Inc.*	100	1,878
Cooper Tire & Rubber Co.	200	3,064
Corinthian Colleges Inc.*	300	3,534
Cost Plus, Inc./CA *	100	1,715
Cox Radio, Inc. (Class A)*	100	1,408
CSK Auto Corp.*	200	3,016
Cumulus Media, Inc. (Class A)*	200	2,482
Dana Corp.	500	3,590
Darden Restaurants, Inc.	500	19,440
Denny’s Corp. *	300	1,209
DeVry Inc.*	200	4,000
Dex Media, Inc.	500	13,545
Dick’s Sporting Goods, Inc.*	100	3,324
Dillard’s Inc. (Class A)	200	4,964
DIRECTV Group, Inc. (The) *	2,300	32,476
Discovery Holding Co. (Class A)*	900	13,635
Dollar General Corp.	1,100	20,977
Dollar Thrifty Automotive Group *	100	3,607
Dollar Tree Stores, Inc. *	400	9,576
Domino’s Pizza, Inc. *	100	2,420
Dow Jones & Co., Inc.	200	7,098
DR Horton, Inc.	900	32,157
DreamWorks Animation SKG, Inc. (Class A)*	100	2,456
Dress Barn, Inc. *	100	3,861
DTS, Inc.*	100	1,480
Eastman Kodak Co.	900	21,060
eBay, Inc. *	3,600	155,700
EchoStar Communications Corp. (Class A)*	700	19,019
Education Management Corp.*	200	6,702
Emdeon Corp.*	804	6,802
Emmis Communications Corp. (Class A)*	100	1,991
EnterCom Communications Corp.*	100	2,967
Entravision Communications Corp. (Class A)*	300	2,136
Ethan Allen Interiors, Inc.	100	3,653
EW Scripps Co. (Class A)	300	14,406
Expedia, Inc.*	700	16,772
Family Dollar Stores, Inc.	500	12,395
Federated Department Stores, Inc.	911	60,427
Finish Line (Class A)	100	1,742
Fleetwood Enterprises, Inc.*	200	2,470
Foot Locker, Inc.	500	11,795
Ford Motor Co.	5,700	44,004
Fortune Brands, Inc.	500	39,010
Fossil, Inc.*	200	4,302
Fred’s, Inc.	100	1,627
Furniture Brands International, Inc.	200	4,466
GameStop Corp. (Class B)*	200	5,780
Gannett Co., Inc.	800	48,456
Gap, Inc. (The)	1,900	33,516
Gaylord Entertainment Co.*	100	4,359
Gemstar-TV Guide International, Inc.*	800	2,088
General Motors Corp.	1,500	29,130
Genesco., Inc.*	100	3,879
Gentex Corp.	500	9,750
Genuine Parts Co.	600	26,352
Getty Images, Inc.*	200	17,854
Goodyear Tire & Rubber Co. (The)*	500	8,690
Gray Television, Inc.	200	1,964
Great Wolf Resorts, Inc.*	100	1,031
Group 1 Automotive, Inc.*	100	3,143
GTECH Holdings Corp.	400	12,696
Guess ?, Inc.*	100	3,560
Guitar Center, Inc.*	100	5,001
Gymboree Corp.*	100	2,340
H&R Block, Inc.	1,100	27,005
Handleman Co.	100	1,242
Harley-Davidson, Inc.	900	46,341
Harman International Industries, Inc.	200	19,570
Harrah’s Entertainment, Inc.	600	42,774
Harte-Hanks, Inc.	200	5,278

		Market
	Shares	Value

Hasbro, Inc.	500	10,090
Hearst-Argyle Television, Inc.	100	2,385
Hibbett Sporting Goods, Inc. *	150	4,272
Hilton Hotels Corp.	1,200	28,932
Hollinger International, Inc. (Class A)	200	1,792
Home Depot, Inc.	7,000	283,360
Homestore, Inc.*	500	2,550
HOT Topic, Inc.*	200	2,850
Hovnanian Enterprises, Inc. (Class A)*	100	4,964
IAC/InterActiveCorp.*	600	16,986
Ihop Corp.	100	4,691
Insight Enterprises, Inc.*	200	3,922
Interactive Data Corp.*	100	2,271
Interface, Inc. (Class A)*	200	1,644
International Game Technology	1,100	33,858
International Speedway Corp. (Class A)	100	4,790
Interpublic Group of Cos., Inc.*	1,400	13,510
Isle of Capri Casinos Inc. *	100	2,436
ITT Educational Services, Inc.*	200	11,822
J Jill Group, Inc. (The)*	100	1,903
Jack in the Box, Inc.*	100	3,493
Jakks Pacific, Inc.*	100	2,094
Jarden Corp.*	200	6,030
JC Penney Co., Inc.	700	38,920
Jo-Ann Stores, Inc.*	100	1,180
John Wiley & Sons, Inc. (Class A)	200	7,808
Johnson Controls, Inc.	3,875	282,526
Jones Apparel Group, Inc.	400	12,288
Journal Communications, Inc. (Class A)	100	1,395
Journal Register Co.	100	1,495
K2, Inc.*	200	2,022
KB Home	300	21,798
Kellwood Co.	100	2,388
Keystone Automotive Industries, Inc.*	100	3,148
Kimball International, Inc. (Class B)	100	1,063
Knight Ridder, Inc.	200	12,660
Kohl’s Corp.*	1,000	48,600
Krispy Kreme Doughnuts, Inc.*	200	1,148
K-Swiss, Inc. (Class A)	100	3,244
La Quinta Corp.-Paired*	600	6,684
Lamar Advertising Co.*	300	13,842
Landry’s Restaurants, Inc.	100	2,671
Las Vegas Sands Corp.*	100	3,947
Laureate Education, Inc.*	200	10,502
La-Z-Boy Inc.	200	2,712
Leapfrog Enterprises, Inc.*	100	1,165
Lear Corp.	200	5,692
Lee Enterprises, Inc.	100	3,691
Leggett & Platt, Inc.	600	13,776
Lennar Corp. (Class A)	400	24,408
Levitt Corp. (Class A)	100	2,274
Liberty Corp.	100	4,681
Liberty Global, Inc. (Class A)*	800	18,000
Liberty Global, Inc. (Class C)*	800	16,960
Liberty Media Corp.*	9,100	71,617
Life Time Fitness, Inc.*	100	3,809
Lin TV Corp. (Class A)*	100	1,114
Linens ‘n Things, Inc. *	200	5,320
Lithia Motors, Inc. (Class A)	100	3,144
Liz Claiborne, Inc.	400	14,328
Lone Star Steakhouse & Saloon, Inc.	100	2,374
Lowe’s Cos., Inc.	2,500	166,650
Ltd. Brands	1,100	24,585
Luby’s, Inc. *	100	1,330
Magna International, Inc. (Class A)	3,175	228,537
Marchex, Inc. (Class B)	100	2,249
Marcus Corp.	100	2,350
Marriott International, Inc. (Class A)	600	40,182
Martha Stewart Living Omnimedia (Class A)*	100	1,743
Marvel Entertainment, Inc.*	200	3,276
Mattel, Inc.	1,300	20,566
Maytag Corp.	300	5,646
McClatchy Co. (Class A)	100	5,910
McDonald’s Corp.	4,100	138,252
Mcgrath RentCorp.	100	2,780
McGraw-Hill Cos., Inc. (The)	1,200	61,956
MDC Holdings, Inc.	100	6,198
Media General, Inc. (Class A)	100	5,070
Mediacom Communications Corp. (Class A)*	200	1,098
Men’s Wearhouse, Inc.*	200	5,888
Meredith Corp.	100	5,234
Meritage Homes Corp.*	100	6,292
MGM Mirage*	400	14,668
Michaels Stores, Inc.	400	14,148
Midas, Inc.*	100	1,836
Modine Manufacturing Co.	100	3,259
Mohawk Industries, Inc.*	200	17,396
Monaco Coach Corp.	100	1,330

		Market
	Shares	Value

Movado Group, Inc.	100	1,830
Movie Gallery, Inc.	100	561
Multimedia Games, Inc.*	100	925
Nautilus, Inc.	100	1,866
NetFlix, Inc.*	100	2,706
New York Times Co. (Class A)	500	13,225
Newell Rubbermaid, Inc.	900	21,402
News Corp. (Class A)	7,600	118,180
Nike, Inc. (Class B)	600	52,074
Nordstrom, Inc.	700	26,180
Nu Skin Enterprises Inc.	200	3,516
Nutri/System, Inc.*	100	3,602
NVR, Inc.*	18	12,636
O’Charleys, Inc.*	100	1,551
Office Depot, Inc.*	1,000	31,400
OfficeMax, Inc.	200	5,072
Omnicom Group, Inc.	600	51,078
O’Reilly Automotive, Inc.*	300	9,603
Outback Steakhouse, Inc.	200	8,322
Pacific Sunwear Of California*	300	7,476
Panera Bread Co. (Class A)*	100	6,568
Pantry, Inc. (The)*	100	4,699
Payless Shoesource, Inc.*	200	5,020
Penn National Gaming Inc.	200	6,590
PEP Boys-Manny Moe & Jack	200	2,978
PETCO Animal Supplies, Inc.*	200	4,390
Petsmart, Inc.	500	12,830
PF Chang’s China Bistro, Inc.*	100	4,963
Phillips-Van Heusen	100	3,240
Pier 1 Imports, Inc.*	300	2,619
Pinnacle Entertainment, Inc.*	100	2,471
Playboy Enterprises, Inc. (Class B)*	100	1,389
Polaris Industries, Inc.	100	5,020
Polo Ralph Lauren Corp.	200	11,228
Prestige Brands Holdings, Inc.*	100	1,250
Priceline.com, Inc.*	100	2,232
Primedia, Inc.*	500	805
Pulte Homes, Inc.	700	27,552
Quiksilver, Inc.*	400	5,536
Radio One, Inc. (Class D)*	300	3,105
RadioShack Corp.	5,375	113,036
Rare Hospitality International, Inc.*	100	3,039
RC2 Corp.*	100	3,552
Reader’s Digest Association, Inc. (The)	300	4,566
Reebok International, Ltd.	200	11,646
Regal Entertainment Group (Class A)	100	1,902
Regis Corp.	100	3,857
Rent-A-Center, Inc.*	200	3,772
RH Donnelley Corp.*	100	6,162
Rite Aid Corp.*	1,700	5,916
Ross Stores, Inc.	500	14,450
Ruby Tuesday, Inc.	200	5,178
Rush Enterprises, Inc. (Class A)*	100	1,488
Russell Corp.	100	1,346
Ryan’s Restaurant Group, Inc.*	100	1,206
Ryland Group, Inc.	200	14,426
Saks, Inc.*	400	6,744
Scholastic Corp.*	100	2,851
Scientific Games Corp.*	200	5,456
SCP Pool Corp.	200	7,444
Sears Holdings Corp.*	300	34,659
Select Comfort Corp.*	100	2,735
Sherwin-Williams Co. (The)	400	18,168
Shuffle Master, Inc.*	100	2,514
Sinlair Broadcast Group, Inc. (Class A)	200	1,840
Sirius Satellite Radio, Inc.*	4,300	28,810
Six Flags, Inc.*	300	2,313
Skechers U.S.A., Inc. (Class A)*	100	1,532
Snap-On, Inc.	200	7,512
Sonic Automotive, Inc.	100	2,228
Sonic Corp.*	200	5,900
Sotheby’s Holdings (Class A)*	100	1,836
Spanish Broadcasting System (Class A)*	100	511
Speedway Motorsports, Inc.	100	3,467
Sports Authority, Inc. (The)*	100	3,113
Stage Stores, Inc.	100	2,978
Stamps.com, Inc.*	100	2,296
Standard-Pacific Corp.	200	7,360
Stanley Works (The)	300	14,412
Staples, Inc.	2,400	54,504
Starbucks Corp.	2,600	78,026
Starwood Hotels & Resorts Worldwide, Inc.	700	44,702
Station Casinos, Inc.	200	13,560
Steak N Shake Co. (The)*	100	1,695
Steelcase, Inc.	200	3,166
Stein Mart, Inc.	100	1,815
Stride Rite Corp.	100	1,356
Superior Industries International	100	2,226

		Market
	Shares	Value

Talbots, Inc.	100	2,782
Target Corp.	2,900	159,413
Technical Olympic USA, Inc.	100	2,109
Tempur-Pedic International, Inc.*	100	1,150
TenneCo., Inc.*	100	1,961
Texas Roadhouse, Inc. (Class A)*	200	3,110
Thor Industries, Inc.	100	4,007
Tiffany & Co.	500	19,145
Timberland Co. (Class A)*	200	6,510
Time Warner Inc.	14,900	259,856
Tivo, Inc.*	200	1,024
TJX Cos, Inc.	15,400	357,742
Toll Brothers, Inc.*	300	10,392
Too, Inc.*	100	2,821
Topps Co., Inc. (The)	100	743
Tractor Supply Co.*	100	5,294
Triarc Cos., Inc. (Class B)	100	1,485
Tribune Co.	800	24,208
TRW Automotive Holdings Corp.*	100	2,635
Tuesday Morning Corp.	100	2,092
Tupperware Brands Corp.	200	4,480
United Auto Group, Inc.	100	3,820
Univision Communications, Inc.*	700	20,573
Urban Outfitters, Inc.*	400	10,124
Vail Resorts, Inc.*	100	3,303
Valassis Communications, Inc.*	200	5,814
Valuevision Media, Inc. (Class A)*	100	1,260
Ventiv Health, Inc.*	100	2,362
VF Corp.	300	16,602
Viacom, Inc. (Class B)*	4,600	149,960
Visteon Corp.*	400	2,504
Walt Disney Co.	6,600	158,202
Warnaco Group, Inc. (The)*	200	5,344
Warner Music Group Corp.	100	1,927
Washington Post Co. (The) (Class B)	18	13,770
WCI Communities, Inc.*	100	2,685
Wendy’s International, Inc.	400	22,104
WESCO International, Inc.*	100	4,273
Westwood One, Inc.	300	4,890
Whirlpool Corp.	4,050	339,228
Williams-Sonoma, Inc.*	400	17,260
Winnebago Industries	100	3,328
WMS Industries, Inc.*	100	2,509
Wolverine World Wide, Inc.	200	4,492
Wynn Resorts, Ltd.*	200	10,970
XM Satellite Radio Holdings, Inc. (Class A)*	700	19,096
Yankee Candle Co., Inc.	200	5,120
Yum! Brands, Inc.	900	42,192
Zale Corp.*	200	5,030

		6,814,399

Consumer Staples (2.6%)
Alberto-Culver Co.	200	9,150
Albertson’s, Inc.	1,200	25,620
Alliance One International, Inc.	300	1,170
Altria Group, Inc.	6,800	508,096
Anheuser-Busch Cos., Inc.	2,500	107,400
Archer-Daniels-Midland Co.	2,100	51,786
Avon Products, Inc.	1,500	42,825
BJ’s Wholesale Club, Inc.*	200	5,912
Brown-Forman Corp. (Class B)	200	13,864
Campbell Soup Co.	800	23,816
Casey’s General Stores, Inc.	200	4,960
Central Garden and Pet Co.*	100	4,594
Chattem, Inc.*	100	3,639
Chiquita Brands International, Inc.	100	2,001
Church & Dwight Co., Inc.	200	6,606
Clorox Co.	500	28,445
Coca-Cola Co. (The)	6,800	274,108
Coca-Cola Enterprises, Inc.	1,000	19,170
Colgate-Palmolive Co.	1,700	93,245
ConAgra Foods, Inc.	1,700	34,476
Constellation Brands, Inc. (Class A)*	600	15,738
Corn Products International, Inc.	200	4,778
Costco Wholesale Corp.	1,600	79,152
CVS Corp.	2,600	68,692
Dean Foods Co.*	500	18,830
Del Monte Foods Co.*	700	7,301
Delta & Pine Land Co.	100	2,301
Elizabeth Arden, Inc.*	100	2,006
Energizer Holdings, Inc.*	200	9,958
Estee Lauder Cos., Inc. (The)	400	13,392
Flowers Foods, Inc.	200	5,512
General Mills, Inc.	1,000	49,320
Gold Kist, Inc.*	200	2,990
Great Atlantic & Pacific Tea Co.*	100	3,178
Hain Celestial Group, Inc.*	100	2,116
Hansen Natural Corp.*	100	7,881
Hershey Co. (The)	600	33,150

		Market
	Shares	Value

HJ Heinz Co.	1,100	37,092
Hormel Foods Corp.	200	6,536
JM Smucker Co. (The)	200	8,800
Kellogg Co.	800	34,576
Kimberly-Clark Corp.	1,600	95,440
Kraft Foods, Inc.	800	22,512
Kroger Co. (The)*	2,400	45,312
Lancaster Colony Corp.	100	3,705
Lance, Inc.	100	1,863
Loews Corp. — Carolina Group	200	8,798
Longs Drug Stores Corp.	100	3,639
McCormick & Co., Inc.-N/V	400	12,368
Molson Coors Brewing Co. (Class B)	200	13,398
NBTY, Inc. *	200	3,250
Pathmark Stores, Inc.*	100	999
Pepsi Bottling Group, Inc.	500	14,305
PepsiAmericas, Inc.	200	4,652
PepsiCo, Inc.	5,500	324,940
Performance Food Group Co.*	200	5,674
Pilgrim’s Pride Corp.	100	3,316
Playtex Products, Inc.*	100	1,367
Procter & Gamble Co.	11,027	638,242
RalCorp. Holdings, Inc.*	100	3,991
Revlon, Inc. (Class A)*	500	1,550
Reynolds American, Inc.	300	28,599
Ruddick Corp.	100	2,128
Safeway, Inc.	1,500	35,490
Sanderson Farms, Inc.	100	3,053
Sara Lee Corp.	17,800	336,420
Smithfield Foods, Inc.*	300	9,180
Spectrum Brands, Inc.*	100	2,031
Supervalu, Inc.	400	12,992
Sysco Corp.	2,100	65,205
Tootsie Roll Industries, Inc.	100	2,893
TreeHouse Foods, Inc.*	100	1,872
Tyson Foods, Inc. (Class A)	800	13,680
United Natural Foods, Inc.*	100	2,640
Universal Corp./Richmond, VA	100	4,336
UST, Inc.	500	20,415
Vector Group, Ltd.	105	1,908
Walgreen Co.	3,300	146,058
Wal-Mart Stores, Inc.	8,200	383,760
WD-40 Co.	100	2,626
Whole Foods Market, Inc.	400	30,956
Wild Oats Markets Inc.*	100	1,208
WM Wrigley Jr Co.*	600	39,894

		4,030,847

Energy (2.6%)
Amerada Hess Corp.	300	38,046
Anadarko Petroleum Corp.	800	75,800
Apache Corp.	1,100	75,372
Arch Coal, Inc.	200	15,900
ATP Oil & Gas Corp.*	100	3,701
Atwood Oceanics, Inc.*	100	7,803
Baker Hughes, Inc.	1,100	66,858
Berry Petroleum Co. (Class A)	100	5,720
BJ Services Co.	1,000	36,670
BP plc, ADR	2,200	141,284
Burlington Resources, Inc.	1,300	112,060
Cabot Oil & Gas Corp.	200	9,020
Cal Dive International, Inc.*	200	7,178
CARBO Ceramics Inc.	100	5,652
Carrizo Oil & Gas, Inc.*	100	2,471
Cheniere Energy, Inc.*	200	7,444
Chesapeake Energy Corp.	1,100	34,903
Chevron Corp.	7,400	420,098
Cimarex Energy Co.	300	12,903
Comstock Resources, Inc.*	100	3,051
ConocoPhillips	4,600	267,628
Cooper Cameron Corp.*	400	16,560
Covanta Holding Corp.*	400	6,024
Delta Petroleum Corp.*	100	2,177
Denbury Resources, Inc.*	400	9,112
Devon Energy Corp.	1,400	87,556
Diamond Offshore Drilling, Inc.	200	13,912
Edge Petroleum Corp.*	100	2,491
El Paso Corp.	2,100	25,536
Encore Acquisition Co.*	200	6,408
Energy Partners, Ltd.*	100	2,179
ENSCo International, Inc.	500	22,175
EOG Resources, Inc.	800	58,696
Exxon Mobil Corp.	20,800	1,168,336
FMC Technologies, Inc.*	200	8,584
Forest Oil Corp.*	200	9,114
Frontier Oil Corp.	200	7,506
FuelCell Energy, Inc.*	200	1,694
FX Energy, Inc.*	100	798
Gasco Energy, Inc.*	200	1,306

		Market
	Shares	Value

Global Industries, Ltd.*	300	3,405
Grant Prideco, Inc.*	400	17,648
Grey Wolf, Inc.*	600	4,638
Halliburton Co.	1,500	92,940
Hanover Compressor Co.*	300	4,233
Harvest Natural Resources, Inc.*	100	888
Helmerich & Payne, Inc.	200	12,382
Holly Corp.	100	5,887
Hornbeck Offshore Services, Inc.*	100	3,270
Houston Exploration Co.*	100	5,280
Hydril*	100	6,260
Input/Output Inc.*	200	1,406
KCS Energy, Inc.*	200	4,844
Kerr-McGee Corp.	400	36,344
KFX, Inc.*	200	3,422
Kinder Morgan, Inc.	300	27,585
Lone Star Technologies, Inc.*	100	5,166
Marathon Oil Corp.	1,200	73,164
Massey Energy Co.	300	11,361
Maverick Tube Corp.*	100	3,986
McMoRan Exploration Co.*	100	1,977
Meridian Resource Corp.*	300	1,260
Murphy Oil Corp.	500	26,995
National Oilwell Varco, Inc.*	600	37,620
Newfield Exploration Co.*	400	20,028
Newpark Resources*	300	2,289
Noble Energy, Inc.	600	24,180
NS Group, Inc.*	100	4,181
Occidental Petroleum Corp.	1,300	103,844
Oceaneering International, Inc.*	100	4,978
Offshore Logistics, Inc.*	100	2,920
Oil States International, Inc.*	100	3,168
Overseas Shipholding Group	100	5,039
Parallel Petroleum Corp.*	100	1,701
Parker Drilling Co.*	300	3,249
Patterson-UTI Energy, Inc.	600	19,770
Peabody Energy Corp.	400	32,968
Penn Virginia Corp.	100	5,740
PetroHawk Energy Corp.*	200	2,644
Petroquest Energy, Inc.*	100	828
Pioneer Drilling Co.*	100	1,793
Pioneer Natural Resources Co.	500	25,635
Plains Exploration & Production Co.*	300	11,919
Plug Power, Inc.*	200	1,026
Pogo Producing Co.	200	9,962
Pride International, Inc.*	500	15,375
Quicksilver Resources, Inc.*	200	8,402
Range Resources Corp.	450	11,853
Remington Oil & Gas Corp.*	100	3,650
Resource America, Inc. (Class A)	100	1,705
Rowan Cos., Inc.	400	14,256
RPC, Inc.	150	3,951
SEACOR Holdings, Inc.*	100	6,810
Smith International, Inc.	700	25,977
Southwestern Energy Co.*	600	21,564
St Mary Land & Exploration Co.	200	7,362
Stone Energy Corp.*	100	4,553
Sunoco, Inc.	500	39,190
Superior Energy Services *	300	6,315
Swift Energy Co.*	100	4,507
Syntroleum Corp.*	100	903
Tesoro Corp.	200	12,310
Tetra Technologies, Inc.*	100	3,052
Tidewater, Inc.	200	8,892
TODCO (Class A)*	200	7,612
Toreador Resources Corp.*	100	2,107
Transmontaigne, Inc.*	100	660
Unit Corp.*	200	11,006
Universal Compression Holdings, Inc.*	100	4,112
Valero Energy Corp.	2,000	103,200
Veritas DGC, Inc.*	100	3,549
Vintage Petroleum, Inc.	200	10,666
Western Gas Resources, Inc.	200	9,418
W-H Energy Services, Inc.*	100	3,308
Whiting Petroleum Corp.*	100	4,000
Williams Cos., Inc.	1,900	44,023
World Fuel Services Corp.	100	3,372
XTO Energy, Inc.	1,200	52,728

		3,939,937

Financials (8.0%)
21st Century Insurance Group	100	1,618
Aames Investment Corp.	200	1,292
Acadia Realty Trust	100	2,005
Accredited Home Lenders Holding Co.*	100	4,958
Advance America Cash Advance Centers, Inc.	200	2,480
Advanta Corp. (Class B)	100	3,244
Affiliated Managers Group*	100	8,025
Affordable Residential Communities	100	953

		Market
	Shares	Value

Aflac, Inc.	1,600	74,272
AG Edwards, Inc.	300	14,058
Alabama National BanCorporation	100	6,476
Alexandria Real Estate Equities, Inc.	100	8,050
Alfa Corp.	100	1,610
Alleghany Corp.*	16	4,544
Allied Capital Corp.	400	11,748
Allstate Corp. (The)	6,200	335,234
AMB Property Corp.	300	14,751
AMBAC Financial Group Inc.	400	30,824
AmCore Financial, Inc.	100	3,041
American Campus Communities, Inc.	100	2,480
American Capital Strategies, Ltd.	300	10,863
American Equity Investment Life Holding Co.	100	1,305
American Express Co.	3,600	185,256
American Financial Group, Inc./OH	200	7,662
American Financial Realty Trust	400	4,800
American Home Mortgage Investment Corp.	100	3,257
American International Group, Inc.	7,500	511,725
AmeriCredit Corp.*	500	12,815
Ameriprise Financial, Inc.	720	29,520
Ameritrade Holding Corp.*	800	19,200
AmerUs Group Co.	100	5,667
AMLI Residential Properties Trust	100	3,805
AmSouth Bancorp	1,100	28,831
Anchor Bancorp Wisconsin, Inc.	100	3,034
Annaly Mortgage Management, Inc.	400	4,376
Anthracite Capital, Inc.	200	2,106
Anworth Mortgage Asset Corp.	200	1,460
AON Corp.	5,175	186,041
Apartment Investment & Management Co.	300	11,361
Apollo Investment Corp.	204	3,658
Archipelago Holdings, Inc.*	100	4,977
Archstone-Smith Trust	700	29,323
Arden Realty, Inc.	200	8,966
Argonaut Group, Inc.*	100	3,277
Arthur J Gallagher & Co.	300	9,264
Ashford Hospitality Trust, Inc.	100	1,049
Associated Banc-Corp.	400	13,020
Assurant, Inc.	400	17,396
Astoria Financial Corp.	300	8,820
AvalonBay Communities, Inc.	200	17,850
Bancorpsouth, Inc.	300	6,621
Bank Mutual Corp.	200	2,120
Bank of America Corp.	12,900	595,335
Bank of Hawaii Corp.	200	10,308
Bank of New York Co., Inc. (The)	2,500	79,625
BankAtlantic Bancorp, Inc. (Class A)	100	1,400
Bankunited Financial Corp. (Class A)	100	2,657
BB&T Corp.	1,800	75,438
Bear Stearns Cos, Inc. (The)	400	46,212
Bedford Property Investors	100	2,194
BioMed Realty Trust, Inc.	100	2,440
BlackRock, Inc./New York (Class A)	100	10,848
BOK Financial Corp.	100	4,543
Boston Private Financial Holdings, Inc.	100	3,042
Boston Properties, Inc.	400	29,652
Brandywine Realty Trust	200	5,582
BRE Properties, Inc.	200	9,096
Bristol West Holdings, Inc.	100	1,903
Brookline Bancorp, Inc.	200	2,834
Brown & Brown, Inc.	400	12,216
Calamos Asset Management, Inc. (Class A)	100	3,145
Camden Property Trust	200	11,584
Capital One Financial Corp.	951	82,166
CapitalSource, Inc.*	200	4,480
Capitol Federal Financial	100	3,294
CarrAmerica Realty Corp.	200	6,926
Cascade Bancorp	100	2,301
Cash America International, Inc.	100	2,319
Cathay General Bancorp (Class B)	200	7,188
CB Richard Ellis Group, Inc. (Class A)	200	11,770
CBL & Associates Properties, Inc.	100	3,951
Cedar Shopping Centers, Inc.	100	1,407
Centerpoint Properties Trust	200	9,896
Central Pacific Financial Corp.	100	3,592
Charles Schwab Corp. (The)	3,400	49,878
CharterMac	100	2,118
Chemical Financial Corp.	100	3,176
Chicago Mercantile Exchange Holdings, Inc.	112	41,159
Chittenden Corp.	200	5,562
Chubb Corp.	600	58,590
Cincinnati Financial Corp.	600	26,808
CIT Group, Inc.	700	36,246
Citigroup Inc.	23,275	1,129,536
Citizens Banking Corp.	100	2,775
City Holding Co.	100	3,595
City National Corp./Beverly Hills, CA	100	7,244

		Market
	Shares	Value

CNA Financial Corp.*	100	3,273
Colonial BancGroup, Inc. (The)	500	11,910
Colonial Properties Trust	100	4,198
Columbia Banking System Inc.	100	2,855
Comerica Inc.	3,675	208,593
Commerce Bancorp, Inc./NJ	600	20,646
Commerce Bancshares, Inc./Kansas City, MO	210	10,945
Commerce Group, Inc.	100	5,728
Commercial Capital Bancorp, Inc.	200	3,424
Commercial Net Lease Realty	200	4,074
Community Bank System, Inc.	100	2,255
Community Banks, Inc.	100	2,800
Community Trust Bancorp, Inc.	100	3,075
Compass Bancshares, Inc.	400	19,316
CompuCredit Corp.*	100	3,848
Conseco, Inc.*	500	11,585
Corporate Office Properties Trust SBI MD	100	3,554
Corus Bankshares, Inc.	100	5,627
Countrywide Financial Corp.	1,900	64,961
Cousins Properties, Inc.	100	2,830
Crescent Real Estate EQT Co.	300	5,946
Criimi MAE, Inc.*	100	1,980
Cullen/Frost Bankers, Inc.	200	10,736
CVB Financial Corp.	200	4,062
Delphi Financial Group	100	4,601
Developers Diversified Realty Corp.	400	18,808
DiamondRock Hospitality Co.	100	1,196
Dime Community Bancshares	100	1,461
Direct General Corp.	100	1,690
Doral Financial Corp.	300	3,180
Downey Financial Corp.	100	6,839
Duke Realty Corp.	500	16,700
E*Trade Financial Corp.*	1,200	25,032
East West Bancorp, Inc.	200	7,298
EastGroup Properties, Inc.	100	4,516
Eaton Vance Corp.	400	10,944
Education Realty Trust, Inc.	100	1,289
Entertainment Properties Trust	100	4,075
Equity Inns, Inc.	200	2,710
Equity Lifestyle Properties, Inc.	100	4,450
Equity Office Properties Trust	1,300	39,429
Equity One, Inc.	100	2,312
Equity Residential	900	35,208
Erie Indemnity Co. (Class A)	100	5,320
Essex Property Trust, Inc.	100	9,220
Extra Space Storage, Inc.	100	1,540
Fannie Mae	9,400	458,814
Federal Realty Invs Trust	200	12,130
Federated Investors Inc. (Class B)	300	11,112
FelCor Lodging Trust, Inc.	200	3,442
Fidelity Bankshares, Inc.	100	3,270
Fidelity National Financial, Inc.	500	18,395
Fidelity National Title Group, Inc. (Class A)	87	2,118
Fieldstone Investment Corp.	200	2,372
Fifth Third Bancorp.	1,500	56,580
Financial Federal Corp.	100	4,445
First American Corp.	300	13,590
First Bancorp/Puerto Rico	200	2,482
First Charter Corp.	100	2,366
First Commonwealth Financial Corp.	200	2,586
First Financial Bancorp	100	1,752
First Financial Bankshares, Inc.	100	3,506
First Horizon National Corp.	400	15,376
First Industrial Realty Trust, Inc.	100	3,850
First Marblehead Corp. (The)	100	3,286
First Merchants Corp.	100	2,600
First Midwest Bancorp, Inc./IL	200	7,012
First Niagara Financial Group, Inc.	400	5,788
First Place Financial Corp./OH	100	2,405
First Potomac Realty Trust	100	2,660
First Republic Bank/San Francisco, CA	100	3,701
First State Bancorporation/NM	100	2,399
FirstFed Financial Corp.*	100	5,452
FirstMerit Corp.	300	7,773
Flagstar Bancorp, Inc.	100	1,440
Flushing Financial Corp.	100	1,557
FNB Corp./PA	200	3,472
Forest City Enterprises, Inc. (Class A)	200	7,586
Franklin Bank Corp./Houston, TX*	100	1,799
Franklin Resources, Inc.	500	47,005
Freddie Mac	7,250	473,788
Fremont General Corp.	200	4,646
Friedman Billings Ramsey Group, Inc.	500	4,950
Frontier Financial Corp.	100	3,200
Fulton Financial Corp.	500	8,800
General Growth Properties, Inc.	600	28,194
Genworth Financial, Inc.	700	24,206
Getty Realty Corp.	100	2,629

		Market
	Shares	Value

Glacier Bancorp, Inc.	100	3,005
Glenborough Realty Trust, Inc.	100	1,810
Glimcher Realty Trust	100	2,432
Global Signal, Inc.	100	4,316
GMH Communities Trust	100	1,551
Gold Banc Corp., Inc.	100	1,822
Golden West Financial Corp.	800	52,800
Goldman Sachs Group, Inc.	1,300	166,023
Greater Bay Bancorp	200	5,124
Hancock Holding Co.	100	3,781
Hanmi Financial Corp.	100	1,786
Hanover Insurance Group, Inc. (The)	200	8,354
Harbor Florida Bancshares, Inc.	100	3,705
Hartford Financial Services Group, Inc.	1,000	85,890
HCC Insurance Holdings, Inc.	300	8,904
Health Care Property Investors, Inc.	400	10,224
Health Care REIT, Inc.	200	6,780
Healthcare Realty Trust, Inc.	200	6,654
Heritage Property Investment Trust	100	3,340
Highland Hospitality Corp.	100	1,105
Highwoods Properties, Inc.	200	5,690
Hilb Rogal & Hobbs Co.	100	3,851
Home Properties, Inc.	100	4,080
HomeBanc Corp./Atlanta, GA	200	1,496
Horace Mann Educators Corp.	100	1,896
Hospitality Properties Trust	200	8,020
Host Marriott Corp.	1,100	20,845
HRPT Properties Trust	700	7,245
Hudson City Bancorp, Inc.	1,900	23,028
Hudson United Bancorp	100	4,168
Huntington Bancshares, Inc./OH	800	19,000
IMPAC Mortgage Holdings, Inc.	300	2,823
Independence Community Bank Corp.	300	11,919
Independent Bank Corp./Rockland, MA	100	2,853
IndyMac Bancorp, Inc.	200	7,804
Infinity Property & Casualty Corp.	100	3,721
Inland Real Estate Corp.	200	2,958
Innkeepers USA Trust	100	1,600
Integra Bank Corp.	100	2,134
Interchange Financial Services Corp.	100	1,725
International Bancshares Corp.	200	5,872
Investment Technology Group, Inc.*	100	3,544
Investors Financial Services Corp.	200	7,366
Investors Real Estate Trust	200	1,846
Irwin Financial Corp.	100	2,142
iStar Financial, Inc.	400	14,260
Janus Capital Group, Inc.	700	13,041
Jefferies Group, Inc.	200	8,996
Jefferson-Pilot Corp.	400	22,772
Jones Lang LaSalle, Inc.	100	5,035
JPMorgan Chase & Co.	17,900	710,451
KeyCorp.	1,300	42,809
Kilroy Realty Corp.	100	6,190
Kimco Realty Corp.	600	19,248
Kite Realty Group Trust	100	1,547
KKR Financial Corp.	100	2,399
KNBT Bancorp, Inc.	100	1,629
Knight Capital Group, Inc. (Class A)*	400	3,956
LaBranche & Co., Inc.*	200	2,022
Lakeland Bancorp, Inc.	100	1,470
LandAmerica Financial Group, Inc.	100	6,240
LaSalle Hotel Properties	100	3,672
Legg Mason, Inc.	345	41,293
Lehman Brothers Holdings, Inc.	900	115,353
Leucadia National Corp.	300	14,238
Lexington Corporate Properties Trust	200	4,260
Liberty Property Trust	300	12,855
Lincoln National Corp.	600	31,818
Loews Corp.	500	47,425
Longview Fibre Co.	200	4,162
LTC Properties, Inc.	100	2,103
Luminent Mortgage Capital, Inc.	100	751
M&T Bank Corp.	200	21,810
Macerich Co. (The)	200	13,428
Mack-Cali Realty Corp.	200	8,640
MAF Bancorp, Inc.	100	4,138
Maguire Properties, Inc.	100	3,090
Main Street Banks, Inc.	100	2,723
Markel Corp.*	32	10,146
Marsh & McLennan Cos., Inc.	1,700	53,992
Marshall & Ilsley Corp.	700	30,128
MB Financial, Inc.	100	3,540
MBIA, Inc.	400	24,064
MBNA Corp.	4,500	122,175
MBT Financial Corp.	100	1,620
MCG Capital Corp.	200	2,918
Mellon Financial Corp.	1,400	47,950
Mercantile Bankshares Corp.	300	16,932

		Market
	Shares	Value

Mercury General Corp.	100	5,822
MeriStar Hospitality Corp.*	300	2,820
Merrill Lynch & Co., Inc.	3,100	209,963
Metlife, Inc.	5,875	287,875
MFA Mortgage Investments, Inc.	300	1,710
MGIC Investment Corp.	300	19,746
Mid-America Apartment Communities, Inc.	100	4,850
Mid-State Bancshares	100	2,675
Mills Corp. (The)	200	8,388
Moody’s Corp.	800	49,136
Morgan Stanley	9,275	526,264
MortgageIT Holdings, Inc.	100	1,366
Nasdaq Stock Market, Inc. (The)*	200	7,036
National City Corp.	1,800	60,426
National Financial Partners Corp.	100	5,255
National Health Investors, Inc.	100	2,596
National Penn Bancshares, Inc.	125	2,381
Nationwide Financial Services	200	8,800
Nationwide Health Properties Inc.	200	4,280
NBT Bancorp, Inc.	100	2,159
Nelnet, Inc. (Class A)*	100	4,068
Netbank, Inc.	200	1,436
New Century Financial Corp.	200	7,214
New Plan Excel Realty Trust	300	6,954
New York Community Bancorp, Inc.	900	14,868
NewAlliance Bancshares, Inc.	400	5,816
Newcastle Investment Corp.	100	2,485
North Fork Bancorporation, Inc.	1,600	43,776
Northern Trust Corp.	600	31,092
Northwest Bancorp, Inc.	100	2,126
Novastar Financial, Inc.	100	2,811
Nuveen Investments, Inc.	200	8,524
Ohio Casualty Corp.	200	5,664
Old National Bancorp/IN	200	4,328
Old Republic International Corp.	600	15,756
Omega Healthcare Investors, Inc.	200	2,518
optionsXpress Holdings Inc.	100	2,455
Oriental Financial Group	100	1,236
Pacific Capital Bancorp	200	7,116
Pan Pacific Retail Properties, Inc.	100	6,689
Park National Corp.	40	4,106
Partners Trust Financial Group, Inc.	200	2,410
Pennsylvania Real Estate Investment Trust	100	3,736
People’s Bank/Bridgeport, CT	200	6,212
PFF Bancorp, Inc.	100	3,052
Philadelphia Consolidated Holding Co.*	100	9,669
Phoenix Cos., Inc. (The)	300	4,092
Piper Jaffray Cos *	100	4,040
Plum Creek Timber Co, Inc. (REIT)	600	21,630
PMI Group, Inc. (The)	300	12,321
PNC Financial Services Group, Inc.	900	55,647
Popular, Inc.	935	19,775
Post Properties, Inc.	100	3,995
Potlatch Corp.	100	5,098
Prentiss Properties Trust	100	4,068
Presidential Life Corp.	100	1,904
Principal Financial Group	1,000	47,430
PrivateBancorp, Inc.	100	3,557
ProAssurance Corp.*	100	4,864
Progressive Corp. (The)	600	70,068
Prologis	779	36,395
Prosperity Bancshares, Inc.	100	2,874
Protective Life Corp.	200	8,754
Provident Bankshares Corp.	100	3,377
Provident Financial Services, Inc.	200	3,702
Provident New York Bancorp	100	1,101
Prudential Financial Inc.	1,700	124,423
PS Business Parks, Inc.	100	4,920
Public Storage Inc.	300	20,316
Radian Group Inc.	300	17,577
RAIT Investment Trust	100	2,592
Ramco-Gershenson Properties	100	2,665
Raymond James Financial Inc.	200	7,534
Rayonier Inc.	300	11,955
Realty Income Corp.	300	6,486
Reckson Associates Realty Corp.	300	10,794
Redwood Trust, Inc.	100	4,126
Regency Centers Corp.	200	11,790
Regions Financial Corp.	1,500	51,240
Reinsurance Group of America, Inc.	100	4,776
Republic Bancorp, Inc./MI	220	2,618
R-G Financial Corp. (Class B)	100	1,320
RLI Corp.	100	4,987
S&T Bancorp, Inc.	100	3,682
Safeco Corp.	400	22,600
Sandy Spring Bancorp, Inc.	100	3,488
Saxon Capital, Inc.	200	2,266
SEI Investments Co.	200	7,400

		Market
	Shares	Value

Selective Insurance Group	100	5,310
Senior Housing Properties Trust	200	3,382
Shurgard Storage Centers, Inc.	200	11,342
Simmons First National Corp. (Class A)	100	2,770
Simon Property Group, Inc.	600	45,978
Sky Financial Group, Inc.	300	8,346
SL Green Realty Corp.	100	7,639
SLM Corp.	1,400	77,126
South Financial Group, Inc. (The)	200	5,508
Sovereign Bancorp, Inc.	1,200	25,944
Sovran Self Storage, Inc.	100	4,697
Spirit Finance Corp.	200	2,270
St. Joe Co. (The)	300	20,166
St. Paul Travelers Cos., Inc. (The)	2,200	98,274
Stancorp Financial Group, Inc.	200	9,990
Sterling Bancorp/NY	105	2,072
Sterling Bancshares, Inc./TX	200	3,088
Sterling Financial Corp./PA	100	1,980
Sterling Financial Corp./WA	100	2,498
Stewart Information Services Corp.	100	4,867
Strategic Hotel Capital, Inc.	100	2,058
Sun Communities, Inc.	100	3,140
Sunstone Hotel Investors, Inc.	100	2,657
SunTrust Banks, Inc.	1,200	87,312
Susquehanna Bancshares, Inc.	200	4,736
SVB Financial Group*	100	4,684
Synovus Financial Corp.	1,000	27,010
T. Rowe Price Group, Inc.	400	28,812
Tanger Factory Outlet Centers, Inc.	100	2,874
Taubman Centers, Inc.	200	6,950
TCF Financial Corp.	400	10,856
TD Banknorth, Inc.	300	8,715
Texas Capital Bancshares, Inc.*	100	2,241
Texas Regional Bancshares, Inc.	100	2,830
Thornburg Mortgage, Inc.	300	7,860
TierOne Corp.	100	2,941
Torchmark Corp.	5,850	325,260
Town & Country Trust (The)	100	3,381
Trammell Crow Co.*	100	2,565
Transatlantic Holdings, Inc.	100	6,720
Trizec Properties, Inc.	300	6,876
TrustCo Bank Corp./NY	300	3,726
Trustmark Corp.	200	5,494
Trustreet Properties, Inc.	200	2,924
UCBH Holdings, Inc.	300	5,364
UICI	100	3,551
UMB Financial Corp.	100	6,391
Umpqua Holdings Corp.	100	2,853
UnionBanCal Corp.	200	13,744
United Bankshares, Inc.	100	3,524
United Community Banks, Inc./GA	100	2,666
United Community Financial Corp./OH	100	1,181
United Dominion Realty Trust, Inc.	400	9,376
United Fire & Casualty Co.	100	4,043
Unitrin, Inc.	200	9,010
Universal American Financial Corp.*	100	1,508
Unizan Financial Corp.	100	2,656
UnumProvident Corp.	1,000	22,750
Urstadt Biddle Properties, Inc.	100	1,621
USI Holdings Corp.*	200	2,754
U-Store-It Trust	100	2,105
Valley National Bancorp	400	9,640
Ventas, Inc.	300	9,606
Vornado Realty Trust	400	33,388
W Holding Co., Inc.	400	3,292
Wachovia Corp.	5,100	269,586
Waddell & Reed Financial, Inc.	300	6,291
Washington Federal, Inc.	300	6,897
Washington Mutual, Inc.	3,200	139,200
Washington Real Estate Investment Trust	100	3,035
Webster Financial Corp.	200	9,380
Weingarten Realty Investors	300	11,343
Wells Fargo & Co.	5,500	345,565
WesBanco, Inc.	100	3,041
West Bancorporation, Inc.	100	1,870
West Coast Bancorp/OR	100	2,645
Westamerica Bancorporation	100	5,307
Westcorp.	100	6,661
Whitney Holding Corp.	200	5,512
Wilmington Trust Corp.	200	7,782
Winston Hotels, Inc.	100	990
Wintrust Financial Corp.	100	5,490
World Acceptance Corp.*	100	2,850
WR Berkley Corp.	400	19,048
XL Capital, Ltd. (Class A)	4,625	311,633
Zenith National Insurance Corp.	150	6,918
Zions Bancorporation	362	27,353

		12,371,212

		Market
	Shares	Value

Health Care (4.5%)
Aastrom Biosciences, Inc.*	400	844
Abbott Laboratories	5,100	201,093
Abgenix, Inc.*	300	6,453
Adolor Corp.*	100	1,460
Advanced Medical Optics, Inc.*	200	8,360
Aetna, Inc.	1,000	94,310
Affymetrix, Inc.*	200	9,550
Albany Molecular Research, Inc.*	100	1,215
Alderwoods Group, Inc.*	100	1,587
Alexion Pharmaceuticals, Inc.*	100	2,025
Align Technology, Inc.*	200	1,294
Alkermes, Inc.*	300	5,736
Allergan, Inc.	400	43,184
Alpharma, Inc. (Class A)	100	2,851
Amedisys, Inc.*	100	4,224
American Healthways, Inc.*	100	4,525
American Medical Systems Holdings, Inc.*	200	3,566
American Pharmaceutical Partners, Inc.*	100	3,879
American Retirement Corp.*	100	2,513
AMERIGROUP Corp.*	200	3,892
AmerisourceBergen Corp.	7,850	324,990
Amgen, Inc.*	4,100	323,326
Amsurg Corp.*	100	2,286
Amylin Pharmaceuticals, Inc.*	400	15,968
Andrx Corp.*	200	3,294
Applera Corp. — Applied Biosystems Group	600	15,936
Applera Corp. — Celera Genomics Group*	300	3,288
Apria Healthcare Group, Inc.*	200	4,822
Arena Pharmaceuticals, Inc.*	100	1,422
Ariad Pharmaceuticals, Inc.*	200	1,170
Arrow International, Inc.	100	2,899
Arthrocare Corp.*	100	4,214
Aspect Medical Systems, Inc.*	100	3,435
Atherogenics, Inc.*	100	2,001
AVANIR Pharmaceuticals (Class A)*	400	1,376
Barr Pharmaceuticals, Inc.*	300	18,687
Bausch & Lomb, Inc.	200	13,580
Baxter International, Inc.	2,000	75,300
Beckman Coulter, Inc.	200	11,380
Becton Dickinson & Co.	800	48,064
Beverly Enterprises, Inc.*	400	4,668
Bioenvision, Inc.*	100	653
Biogen Idec, Inc.*	1,100	49,863
BioMarin Pharmaceuticals, Inc.*	300	3,234
Biomet, Inc.	800	29,256
Bio-Rad Laboratories, Inc. (Class A)*	100	6,544
Biosite, Inc.*	100	5,629
Boston Scientific Corp.*	2,100	51,429
Bristol-Myers Squibb Co.	17,000	390,660
Cambrex Corp.	100	1,877
Cardinal Health, Inc.	1,400	96,250
Caremark Rx, Inc.*	1,500	77,685
Celgene Corp.*	500	32,400
Cell Genesys, Inc.*	200	1,186
Centene Corp.*	100	2,629
Cephalon, Inc.*	200	12,948
Cepheid, Inc.*	200	1,756
Cerner Corp.*	100	9,091
Charles River Laboratories International, Inc.*	200	8,474
Chemed Corp.	100	4,968
Chiron Corp.*	400	17,784
Cigna Corp.	400	44,680
CNS, Inc.	100	2,191
Community Health Systems, Inc.*	300	11,502
Conmed Corp.*	100	2,366
Connetics Corp.*	100	1,445
Cooper Cos., Inc. (The)	200	10,260
Covance, Inc.*	200	9,710
Coventry Health Care, Inc.*	600	34,176
CR Bard, Inc.	400	26,368
Cross Country Healthcare, Inc.*	100	1,778
Cubist Pharmaceuticals, Inc.*	200	4,250
CV Therapeutics, Inc.*	100	2,473
Cyberonics, Inc.*	100	3,230
Cypress Bioscience, Inc.*	100	578
Cytyc Corp.*	400	11,292
Dade Behring Holdings, Inc.	300	12,267
DaVita, Inc.*	300	15,192
deCode genetics, Inc.*	200	1,652
Dendreon Corp.*	200	1,084
Dendrite International, Inc.*	100	1,441
Dentsply International, Inc.	300	16,107
Diagnostic Products Corp.	100	4,855
Digene Corp.*	100	2,917
Dionex Corp.*	100	4,908
Discovery Laboratories, Inc.*	200	1,336
DJ Orthopedics, Inc.*	100	2,758

		Market
	Shares	Value

Dov Pharmaceutical, Inc.*	100	1,468
Edwards Lifesciences Corp.*	200	8,322
Eli Lilly & Co.	3,200	181,088
Encysive Pharmaceuticals, Inc.*	200	1,578
Endo Pharmaceuticals Holdings, Inc.*	200	6,052
Enzo Biochem, Inc.*	100	1,242
Enzon Pharmaceuticals, Inc.*	200	1,480
Exelixis, Inc.*	300	2,826
Express Scripts, Inc.*	400	33,520
First Horizon Pharmaceutical, Corp.*	100	1,725
Fisher Scientific International, Inc.*	400	24,744
Forest Laboratories, Inc.*	1,100	44,748
Genentech, Inc.*	1,500	138,750
Genesis Healthcare Corp.*	100	3,652
Gen-Probe, Inc.*	200	9,758
Gentiva Health Services, Inc.*	100	1,474
Genzyme Corp.*	800	56,624
Geron Corp.*	200	1,722
Gilead Sciences, Inc.*	1,500	78,945
Greatbatch, Inc.*	100	2,601
Guidant Corp.	1,100	71,225
Haemonetics Corp./Mass*	100	4,886
HCA, Inc.	4,075	205,788
Health Management Associates, Inc.	800	17,568
Health Net, Inc.*	400	20,620
HealthExtras, Inc.*	100	2,510
HealthTronics, Inc.*	100	765
Henry Schein, Inc.*	300	13,092
Hillenbrand Industries, Inc.	200	9,882
Hologic, Inc.*	200	7,584
Hospira, Inc.*	500	21,390
Human Genome Sciences, Inc.*	400	3,424
Humana, Inc.*	500	27,165
ICOS Corp.*	200	5,526
Idexx Laboratories, Inc.*	100	7,198
I-Flow Corp.*	100	1,462
Illumina, Inc.*	100	1,410
ImClone Systems, Inc.*	200	6,848
Immucor, Inc.*	200	4,672
IMS Health, Inc.	700	17,444
Inamed Corp.*	100	8,768
Incyte Corp.*	300	1,602
Inspire Pharmaceuticals, Inc.*	200	1,016
Integra LifeSciences Holdings Corp.*	100	3,546
Intermagnetics General Corp.*	100	3,190
InterMune, Inc.*	100	1,680
Intuitive Surgical, Inc.*	100	11,727
Invacare Corp.	100	3,149
Inverness Medical Innovations, Inc.*	100	2,371
Invitrogen Corp.*	200	13,328
IRIS International Inc.*	100	2,186
Isis Pharmaceuticals, Inc.*	200	1,048
IVAX Corp.*	700	21,931
Johnson & Johnson	9,700	582,970
Keryx Biopharmaceuticals, Inc.*	100	1,464
Kindred Healthcare, Inc.*	100	2,576
Kinetic Concepts, Inc.*	200	7,952
King Pharmaceuticals, Inc.*	800	13,536
Kos Pharmaceuticals, Inc.*	100	5,173
KV Pharmaceutical Co. (Class A)*	100	2,060
Kyphon, Inc.*	100	4,083
Laboratory Corp. of America Holdings*	400	21,540
Laserscope*	100	2,246
LCA-Vision, Inc.	100	4,751
Lifecell Corp.*	100	1,907
LifePoint Hospitals, Inc.*	200	7,500
LInc.are Holdings, Inc.*	300	12,573
Magellan Health Services, Inc.*	100	3,145
Manor Care, Inc.	300	11,931
Martek Biosciences Corp.*	100	2,461
Matria Healthcare, Inc.*	100	3,876
McKesson Corp.	1,000	51,590
Medarex, Inc.*	400	5,540
Medco Health Solutions, Inc.*	1,000	55,800
Medicines Co.*	200	3,490
Medicis Pharmaceutical Corp. (Class A)*	200	6,410
Medimmune Inc.*	800	28,016
Medtronic, Inc.	3,900	224,523
Mentor Corp.	100	4,608
Merck & Co., Inc.	7,200	229,032
Merge Technologies, Inc.*	100	2,504
Merit Medical Systems, Inc.*	100	1,214
MGI Pharma, Inc.*	200	3,432
Millennium Pharmaceuticals, Inc.*	1,000	9,700
Millipore Corp.*	200	13,208
Monogram Biosciences, Inc.*	400	748
Mylan Laboratories, Inc.	700	13,972
Myogen, Inc.*	100	3,016

		Market
	Shares	Value

Myriad Genetics, Inc.*	100	2,080
Nabi Biopharmaceuticals *	200	676
NDCHealth Corp.*	100	1,923
Nektar Therapeutics*	300	4,938
Neurocrine Biosciences, Inc.*	100	6,273
NitroMed, Inc.*	100	1,395
Northfield Laboratories, Inc.*	100	1,340
Noven Pharmaceuticals, Inc.*	100	1,513
NPS Pharmaceuticals, Inc.*	100	1,184
NuVasive, Inc.*	100	1,810
Nuvelo, Inc.*	200	1,622
Oakley, Inc.	100	1,469
Odyssey HealthCare, Inc.*	100	1,864
Omnicare, Inc.	300	17,166
Onyx Pharmaceuticals, Inc.*	100	2,876
Option Care, Inc.	100	1,336
OraSure Technologies, Inc.*	200	1,764
OSI Pharmaceuticals, Inc.*	212	5,944
Owens & Minor, Inc.	100	2,753
Palomar Medical Technologies, Inc.*	100	3,504
Par Pharmaceutical Cos, Inc.*	100	3,134
Parexel International Corp.*	100	2,026
Patterson Cos, Inc.*	400	13,360
Pediatrix Medical Group, Inc.*	100	8,857
Penwest Pharmaceuticals Co.*	100	1,952
PerkinElmer, Inc.	400	9,424
Perrigo Co.	300	4,473
Pfizer, Inc.	34,725	809,787
Pharmaceutical Product Development, Inc.	200	12,390
Pharmion Corp.*	100	1,777
PolyMedica Corp.	100	3,347
Progenics Pharmaceuticals, Inc.*	100	2,501
Protein Design Labs, Inc.*	300	8,526
PSS World Medical, Inc.*	200	2,968
Psychiatric Solutions, Inc.*	100	5,874
Quest Diagnostics, Inc.	500	25,740
RehabCare Group, Inc.*	100	2,020
Renal Care Group, Inc.*	200	9,462
Res-Care, Inc.*	100	1,737
Resmed, Inc.*	200	7,662
Respironics, Inc.*	200	7,414
Rigel Pharmaceuticals, Inc.*	100	836
Salix Pharmaceuticals, Ltd.*	100	1,758
Schering-Plough Corp.	4,800	100,080
Senomyx, Inc.*	100	1,212
Sepracor, Inc.*	300	15,480
Serologicals Corp.*	100	1,974
Service Corp. International/US	1,000	8,180
SFBC International, Inc.*	100	1,601
Sierra Health Services, Inc.*	100	7,996
SonoSite, Inc.*	100	3,501
St Jude Medical, Inc.*	1,200	60,240
StemCells, Inc.*	200	690
STERIS Corp.	200	5,004
Stewart Enterprises, Inc.	400	2,164
Stryker Corp.	1,000	44,430
Sunrise Senior Living, Inc.*	200	6,742
SuperGen, Inc.*	200	1,010
SurModics, Inc.*	100	3,699
Sybron Dental Specialties, Inc.*	100	3,981
Symbion, Inc.*	100	2,300
Tanox, Inc.*	100	1,637
Techne Corp.*	100	5,615
Telik, Inc.*	200	3,398
Tenet Healthcare Corp.*	1,500	11,490
Thermo Electron Corp.*	500	15,065
Thoratec Corp.*	200	4,138
Triad Hospitals, Inc.*	300	11,769
United Surgical Partners International, Inc.*	100	3,215
United Therapeutics Corp.*	100	6,912
UnitedHealth Group, Inc.	4,430	275,280
Universal Health Services, Inc. (Class B)	200	9,348
Valeant Pharmaceuticals International	300	5,424
Varian Medical Systems, Inc.*	400	20,136
Varian, Inc.*	100	3,979
VCA Antech, Inc.*	300	8,460
Ventana Medical Systems, Inc.*	100	4,235
Vertex Pharmaceuticals, Inc.*	300	8,301
Viasys Healthcare, Inc.*	100	2,570
Waters Corp.*	400	15,120
Watson Pharmaceuticals, Inc.*	400	13,004
WellCare Health Plans, Inc.*	100	4,085
WellPoint, Inc.*	2,052	163,722
West Pharmaceutical Services, Inc.	100	2,503
Wright Medical Group, Inc.*	100	2,040
Wyeth	4,400	202,708
Zimmer Holdings, Inc.*	800	53,952
Zymogenetics, Inc.*	100	1,701

		6,937,212

		Market
	Shares	Value

Industrials (3.5%)
3M Co.	2,500	193,750
AAR Corp.*	100	2,395
ABM Industries, Inc.	100	1,955
ABX Air, Inc.*	200	1,566
Actuant Corp. (Class A)	100	5,580
Acuity Brands, Inc.	100	3,180
Adesa, Inc.	300	7,326
Administaff, Inc.	100	4,205
Advisory Board Co. (The)*	100	4,767
AGCO Corp.*	300	4,971
Airtran Holdings, Inc.*	300	4,809
Alaska Air Group, Inc.*	100	3,572
Albany International Corp.	100	3,616
Alexander & Baldwin, Inc.	100	5,424
Alliant Techsystems, Inc.*	100	7,617
Allied Waste Industries, Inc.*	700	6,118
American Power Conversion Corp.	500	11,000
American Standard Cos, Inc.	600	23,970
American SuperConductor Corp.*	100	787
Ametek, Inc.	200	8,508
AMR Corp.*	500	11,115
AO Smith Corp.	100	3,510
Apogee Enterprises, Inc.	100	1,622
Applied Films Corp.*	100	2,077
Applied Industrial Technologies, Inc.	100	3,369
Aramark Corp. (Class B)	200	5,556
Arkansas Best Corp.	100	4,368
Armor Holdings, Inc.*	100	4,265
Artesyn Technologies, Inc.*	100	1,030
Astec Industries, Inc.*	100	3,266
ASV, Inc.*	100	2,498
Avery Dennison Corp.	400	22,108
AVX Corp.	200	2,896
Baldor Electric Co.	100	2,565
Banta Corp.	100	4,980
Barnes Group, Inc.	100	3,300
BE Aerospace, Inc.*	200	4,400
BearingPoint, Inc.*	600	4,716
Blount International, Inc.*	100	1,593
Boeing Co.	4,900	344,176
Bowne & Co., Inc.	100	1,484
Brady Corp.	100	3,618
Briggs & Stratton Corp.	200	7,758
Bright Horizons Family Solutions, Inc.*	100	3,705
Brink’s Co.(The)	200	9,582
Bucyrus International, Inc.	100	5,270
Burlington Northern Santa Fe Corp.	1,200	84,984
Carlisle Cos., Inc.	100	6,915
Caterpillar, Inc.	2,200	127,094
Cendant Corp.	3,400	58,650
Central Parking Corp.	100	1,372
Ceradyne, Inc.*	100	4,380
CH Robinson Worldwide, Inc.	600	22,218
ChoicePoint, Inc.*	300	13,353
Cintas Corp.	500	20,590
CIRCOR International, Inc.	100	2,566
ClarCor, Inc.	200	5,942
Clark, Inc.	100	1,325
Clean Harbors, Inc.*	100	2,881
CNF, Inc.	200	11,178
Cogent, Inc.*	100	2,268
Coinstar, Inc.*	100	2,283
Comfort Systems USA, Inc.	100	920
Continental Airlines, Inc. (Class B)*	200	4,260
Copart, Inc.*	200	4,612
Corporate Executive Board Co.	100	8,970
Corrections Corp. of America*	100	4,497
CoStar Group, Inc.*	100	4,317
Crane Co.	200	7,054
Crown Holdings, Inc.*	500	9,765
CSX Corp.	700	35,539
Cubic Corp.	100	1,996
Cummins, Inc.	200	17,946
Curtiss-Wright Corp.	100	5,460
Danaher Corp.	800	44,624
Deere & Co.	800	54,488
Deluxe Corp.	200	6,028
DiamondCluster International, Inc.*	100	794
Dolby Laboratories, Inc.*	100	1,705
Donaldson Co., Inc.	200	6,360
Dover Corp.	700	28,343
DRS Technologies, Inc.	100	5,142
Dun & Bradstreet Corp.*	200	13,392
Duratek, Inc.*	100	1,493
Eagle Materials, Inc.	100	12,236

		Market
	Shares	Value

Eaton Corp.	500	33,545
EDO Corp.	100	2,706
Educate, Inc.*	100	1,180
EGL, Inc.*	100	3,757
ElkCorp.	100	3,366
EMCoR Group, Inc.*	100	6,753
Emerson Electric Co.	1,400	104,580
Energy Conversion Devices, Inc.*	100	4,075
EnerSys*	200	2,608
Engineered Support Systems, Inc.	100	4,164
Ennis, Inc.	100	1,817
EnPro Industries, Inc.*	100	2,695
Equifax, Inc.	400	15,208
ESCO Technologies, Inc.*	100	4,449
Esterline Technologies Corp.*	100	3,719
Expeditors International Washington Inc.	300	20,253
ExpressJet Holdings, Inc.*	200	1,618
Fastenal Co.	400	15,676
Federal Signal Corp.	200	3,002
FedEx Corp.	1,000	103,390
Florida East Coast Industries	100	4,237
Flowserve Corp.*	200	7,912
Fluor Corp.	300	23,178
Forward Air Corp.	100	3,665
Franklin Electric Co. Inc.	100	3,954
Frontier Airlines Inc.*	100	924
FTI Consulting, Inc.*	100	2,744
G&K Services, Inc. (Class A)	100	3,925
Gardner Denver, Inc.*	100	4,930
GATX Corp.	100	3,608
GenCorp.,Inc.*	200	3,550
General Cable Corp.*	100	1,970
General Dynamics Corp.	700	79,835
General Electric Co.	34,600	1,212,730
Genesee & Wyoming, Inc.*	100	3,755
Genlyte Group, Inc.*	100	5,357
Goodrich Corp.	400	16,440
Graco, Inc.	200	7,296
GrafTech International, Ltd.*	300	1,866
Granite Construction, Inc.	100	3,591
Greif, Inc. (Class A)	100	6,628
Griffon Corp.*	100	2,381
Gulfmark Offshore, Inc.*	100	2,962
Harsco Corp.	100	6,751
Healthcare Services Group	100	2,071
Heartland Express, Inc.	200	4,058
HEICO Corp.	100	2,588
Heidrick & Struggles International, Inc.*	100	3,205
Herman Miller, Inc.	200	5,638
Hewitt Associates, Inc. (Class A)*	100	2,801
Hexcel Corp.*	200	3,610
HNI Corp.	200	10,986
Honeywell International, Inc.	2,800	104,300
HUB Group, Inc. (Class A)*	100	3,535
Hubbell Inc. (Class B)	200	9,024
Hudson Highland Group, Inc.*	100	1,736
Hughes Supply, Inc.	200	7,170
Identix, Inc.*	300	1,503
IDEX Corp.	200	8,222
II-VI, Inc.*	100	1,787
Illinois Tool Works, Inc.	800	70,392
Insituform Technologies, Inc.*	100	1,937
Intermec, Inc.*	200	6,760
Intevac, Inc.*	100	1,320
ITT Industries, Inc.	300	30,846
Jackson Hewitt Tax Service, Inc.*	100	2,771
Jacobs Engineering Group, Inc.*	200	13,574
Jacuzzi Brands, Inc.*	300	2,520
JB Hunt Transport Services, Inc.	400	9,056
JetBlue Airways Corp.*	450	6,921
JLG Industries, Inc.	200	9,132
John H. Harland Co.	100	3,760
Joy Global, Inc.	450	18,000
Kadant, Inc.*	100	1,850
Kaman Corp.	100	1,969
Kansas City Southern*	300	7,329
Kaydon Corp.	100	3,214
Kelly Services Inc. (Class A)	100	2,622
Kennametal, Inc.	100	5,104
Kforce, Inc.*	100	1,116
Kirby Corp.*	100	5,217
Knight Transportation, Inc.	150	3,109
Korn/Ferry International*	100	1,869
L-3 Communications Holdings, Inc.	400	29,740
Labor Ready, Inc.*	100	2,082
Lafarge North America, Inc.	100	5,502
Laidlaw International, Inc.	300	6,969
Landstar System, Inc.	200	8,348

		Market
	Shares	Value

LECG Corp.*	100	1,738
Lennox International, Inc.	200	5,640
Lincoln Electric Holdings, Inc.	100	3,966
Lockheed Martin Corp.	1,200	76,356
LoJack Corp.*	100	2,413
LSI Industries, Inc.	100	1,566
Manitowoc Co.	100	5,022
Manpower, Inc.	300	13,950
Masco Corp.	1,400	42,266
Matthews International Corp. (Class A)	100	3,641
Metal Management, Inc.	100	2,326
Mettler Toledo International, Inc.*	100	5,520
Mine Safety Appliances Co.	100	3,621
Mobile Mini, Inc.*	100	4,740
Molecular Devices Corp.*	100	2,893
Monster Worldwide, Inc.*	300	12,246
Moog, Inc. (Class A)*	100	2,838
MSC Industrial Direct Co.	200	8,044
Mueller Industries, Inc.	100	2,742
Nalco Holding Co.*	300	5,313
Navigant Consulting, Inc.*	200	4,396
Navistar International Corp.*	200	5,724
NCI Building Systems, Inc.*	100	4,248
NCO Group, Inc.*	100	1,692
Nordson Corp.	100	4,051
Norfolk Southern Corp.	1,300	58,279
Northrop Grumman Corp.	1,200	72,132
Old Dominion Freight Line*	150	4,047
Orbital Sciences Corp.*	200	2,568
Oshkosh Truck Corp.	200	8,918
Owens-Illinois, Inc.*	500	10,520
Paccar, Inc.	600	41,538
Pacer International, Inc.	100	2,606
Pall Corp.	400	10,744
Parker Hannifin Corp.	400	26,384
Pentair, Inc.	300	10,356
Perini Corp.*	100	2,415
PHH Corp.*	200	5,604
Pitney Bowes, Inc.	700	29,575
Portfolio Recovery Associates, Inc.*	100	4,644
Power-One, Inc.*	300	1,806
Precision Castparts Corp.	400	20,724
Presstek, Inc.*	100	904
Quanta Services, Inc.*	400	5,268
RailAmerica, Inc.*	100	1,099
Raven Industries, Inc.	100	2,885
Raytheon Co.	1,500	60,225
Regal-Beloit Corp.	100	3,540
Republic Services, Inc.	400	15,020
Resources Connection, Inc.*	200	5,212
Robert Half International, Inc.	600	22,734
Rockwell Automation, Inc.	600	35,496
Rockwell Collins, Inc.	600	27,882
Rofin-Sinar Technologies, Inc.*	100	4,347
Rollins, Inc.	100	1,971
Roper Industries, Inc.	300	11,853
RR Donnelley & Sons Co.	700	23,947
Ryder System, Inc.	200	8,204
School Specialty, Inc.*	100	3,644
ServiceMaster Co. (The)	1,000	11,950
Shaw Group, Inc. (The)*	300	8,727
Silgan Holdings, Inc.	100	3,612
Simpson Manufacturing Co., Inc.	100	3,635
Skywest, Inc.	200	5,372
Source Interlink Cos., Inc.*	100	1,112
SOURCECORP, Inc.*	100	2,398
Southwest Airlines Co.	2,600	42,718
Spherion Corp.*	200	2,002
SPX Corp.	200	9,154
Stericycle, Inc.*	100	5,888
Stewart & Stevenson Services, Inc.	100	2,113
Strayer Education, Inc.	100	9,370
Superior Essex, Inc.*	100	2,016
Swift Transportation Co., Inc.*	100	2,030
Taser International, Inc.*	200	1,396
Tecumseh Products Co.	100	2,291
Teledyne Technologies, Inc.*	100	2,910
Teleflex, Inc.	100	6,498
TeleTech Holdings, Inc.*	100	1,205
Terex Corp.*	200	11,880
Tetra Tech, Inc.*	200	3,134
Textron, Inc.	400	30,792
Thomas & Betts Corp.*	200	8,392
Timken Co.	300	9,606
Toro Co.	100	4,377
Tredegar Corp.	100	1,289
Trinity Industries, Inc.	100	4,407
Triumph Group, Inc.*	100	3,661

		Market
	Shares	Value

TTM Technologies, Inc.*	200	1,880
Union Pacific Corp.	3,875	311,976
United Parcel Service, Inc. (Class B)	2,000	150,300
United Rentals, Inc.*	200	4,678
United Stationers, Inc.*	100	4,850
United Technologies Corp.	3,300	184,503
Universal Display Corp.*	100	1,051
Universal Forest Products, Inc.	100	5,525
Universal Technical Institute, Inc.*	100	3,094
URS Corp.*	100	3,761
USG Corp.*	100	6,500
Valmont Industries, Inc.	100	3,346
Viad Corp.	100	2,933
Vicor Corp.	100	1,581
Wabash National Corp.	100	1,905
Wabtec Corp.	200	5,380
Walter Industries, Inc.	100	4,972
Washington Group International, Inc.	100	5,297
Waste Connections, Inc.*	200	6,892
Waste Management, Inc.	1,800	54,630
Watsco, Inc.	100	5,981
Watson Wyatt Worldwide, Inc. (Class A)	100	2,790
Watts Water Technologies, Inc. (Class A)	100	3,029
Weight Watchers International, Inc.*	100	4,943
Werner Enterprises, Inc.	200	3,940
Wright Express Corp.*	100	2,200
WW Grainger, Inc.	300	21,330
YRC Worldwide, Inc.*	200	8,922

		5,402,063

Information Technology (5.2%)
3Com Corp.*	1,300	4,680
Actel Corp.*	100	1,273
Activision, Inc.*	800	10,992
Acxiom Corp.	300	6,900
Adaptec, Inc.*	400	2,328
ADC TeleCommunications, Inc.*	400	8,936
Adobe Systems, Inc.	1,876	69,337
Adtran, Inc.	200	5,948
Advanced Digital Information Corp.*	200	1,958
Advanced Micro Devices, Inc.*	1,300	39,780
Advent Software, Inc.*	100	2,891
Aeroflex, Inc.*	300	3,225
Affiliated Computer Services, Inc. (Class A)*	400	23,672
Agere Systems, Inc.*	600	7,740
Agile Software Corp.*	200	1,196
Agilent Technologies, Inc.*	1,131	37,651
Agilysys, Inc.	100	1,822
Akamai Technologies, Inc.*	400	7,972
Alliance Data Systems Corp.*	300	10,680
Allscripts Healthcare Solutions, Inc.*	100	1,340
Altera Corp.*	1,200	22,236
Altiris, Inc.*	100	1,689
AMIS Holdings, Inc.*	200	2,130
Amkor Technology, Inc.*	400	2,240
Amphenol Corp. (Class A)	300	13,278
Analog Devices, Inc.	1,200	43,044
Andrew Corp.*	500	5,365
Anixter International, Inc.	100	3,912
Ansys, Inc.*	100	4,269
Anteon International Corp.*	100	5,435
Apple Computer, Inc.*	2,700	194,103
Applied Materials, Inc.	5,400	96,876
Applied Micro Circuits Corp.*	1,000	2,570
aQuantive, Inc.*	200	5,048
Ariba, Inc.*	200	1,470
Arrow Electronics, Inc.*	400	12,812
Atmel Corp.*	1,400	4,326
ATMI, Inc.*	100	2,797
Autodesk, Inc.	700	30,065
Automatic Data Processing, Inc.	1,900	87,191
Avaya, Inc.*	1,600	17,072
Avid Technology, Inc.*	100	5,476
Avnet, Inc.*	500	11,970
Avocent Corp.*	200	5,438
Axcelis Technologies, Inc.*	300	1,431
BEA Systems, Inc.*	1,200	11,280
Belden CDT, Inc.	200	4,886
Benchmark Electronics, Inc.*	100	3,363
BISYS Group, Inc. (The)*	400	5,604
Black Box Corp.	100	4,738
Blackboard, Inc.*	100	2,898
BMC Software, Inc.*	700	14,343
Borland Software Corp.*	300	1,959
Brightpoint, Inc.*	150	4,160
Broadcom Corp. (Class A)*	900	42,435
Brocade Communications Systems, Inc.*	900	3,663
Brooks Automation, Inc.*	311	3,897
Cabot Microelectronics Corp.*	100	2,933

		Market
	Shares	Value

CACI International, Inc.*	100	5,738
Cadence Design Systems, Inc.*	900	15,228
C-COR, Inc.*	200	972
CDW Corp.	200	11,514
Cenveo, Inc.*	200	2,632
Ceridian Corp.*	500	12,425
Certegy, Inc.	200	8,112
Checkfree Corp.*	300	13,770
Checkpoint Systems, Inc.*	100	2,465
Ciber, Inc.*	200	1,320
Ciena Corp.*	1,900	5,643
Cirrus Logic, Inc.*	300	2,004
Cisco Systems, Inc.*	21,000	359,520
Citrix Systems, Inc.*	600	17,268
CMGI, Inc.*	1,600	2,432
CNET Networks, Inc.*	400	5,876
Cognex Corp.	100	3,009
Cognizant Technology Solutions Corp. (Class A)*	400	20,140
Coherent, Inc.*	100	2,968
Cohu, Inc.	100	2,287
CommScope, Inc.*	200	4,026
Computer Associates International, Inc.	9,800	276,262
Computer Sciences Corp.*	3,500	177,240
Compuware Corp.*	1,300	11,661
Comtech TeleCommunications Corp.*	100	3,054
Comverse Technology, Inc.*	700	18,613
Concur Technologies, Inc.*	100	1,289
Conexant Systems, Inc.*	1,600	3,616
Convergys Corp.*	500	7,925
Corning, Inc.*	5,000	98,300
Covansys Corp.*	100	1,361
Credence Systems Corp.*	300	2,088
Cree, Inc.*	200	5,048
CSG Systems International*	200	4,464
CTS Corp.	100	1,106
Cymer, Inc.*	100	3,551
Cypress SemiConductor Corp.*	400	5,700
Daktronics, Inc.	100	2,957
Dell, Inc.*	8,000	239,920
Diebold Inc.	200	7,600
Digital Insight Corp.*	100	3,202
Digital River, Inc.*	100	2,974
Digitas, Inc.*	300	3,756
DSP Group, Inc.*	100	2,506
DST Systems, Inc.*	200	11,982
Dycom Industries, Inc.*	160	3,520
Earthlink, Inc.*	400	4,444
Eclipsys Corp.*	100	1,893
eFunds Corp.*	200	4,688
Electro Scientific Industries, Inc.*	100	2,415
Electronic Arts, Inc.*	1,000	52,310
Electronic Data Systems Corp.	1,700	40,868
Electronics for Imaging, Inc.*	200	5,322
EMC Corp./Massachusetts*	7,800	106,236
Emulex Corp.*	300	5,937
Entegris, Inc.*	400	3,768
Entrust, Inc.*	200	968
Epicor Software Corp.*	200	2,826
Equinix, Inc.*	100	4,076
eResearch Technology, Inc.*	200	3,020
Euronet Worldwide, Inc.*	100	2,780
Exar Corp.*	100	1,252
F5 Networks, Inc.*	100	5,719
Factset Research Systems, Inc.	100	4,116
Fair Isaac Corp.	200	8,834
Fairchild SemiConductor International, Inc.*	400	6,764
FEI Co.*	100	1,917
Filenet Corp.*	100	2,585
First Data Corp.	2,500	107,525
Fiserv, Inc.*	600	25,962
Flir Systems, Inc.*	200	4,466
Formfactor, Inc.*	100	2,443
Freescale SemiConductor, Inc. (Class B)*	1,300	32,721
Gartner, Inc.*	200	2,580
Gateway, Inc.*	900	2,259
Genesis Microchip, Inc.*	100	1,809
Gevity HR, Inc.	100	2,572
Global Imaging Systems, Inc.*	100	3,463
Global Payments, Inc.	200	9,322
Google, Inc. (Class A)*	538	223,195
GSI Commerce, Inc.*	100	1,509
Harmonic, Inc.*	300	1,455
Harris Corp.	400	17,204
Hewlett-Packard Co.	15,750	450,923
Hutchinson Technology, Inc.*	100	2,845
Hyperion Solutions Corp.*	150	5,373
IDX Systems Corp.*	100	4,392
IKON Office Solutions, Inc.	400	4,164

		Market
	Shares	Value

Imation Corp.	100	4,607
Informatica Corp.*	300	3,600
Infospace, Inc.*	100	2,582
infoUSA, Inc.*	100	1,093
Ingram Micro, Inc.*	400	7,972
Integrated Device Technology, Inc.*	660	8,699
Integrated SiliCon Solution, Inc.*	100	644
Intel Corp.	20,200	504,192
Intergraph Corp.*	100	4,981
International Business Machines Corp.	5,300	435,660
International Rectifier Corp.*	200	6,380
Internet Capital Group, Inc.*	100	822
Internet Security Systems, Inc.*	100	2,095
Intersil Corp. (Class A)	500	12,440
Inter-Tel Inc.	100	1,957
InterVoice, Inc.*	100	796
Interwoven, Inc.*	200	1,694
Intuit, Inc.*	500	26,650
Ipass, Inc.*	200	1,312
Iron Mountain, Inc.*	400	16,888
Itron, Inc.*	100	4,004
iVillage, Inc.*	200	1,604
j2 Global Communications, Inc.*	100	4,274
Jabil Circuit, Inc.*	500	18,545
Jack Henry & Associates, Inc.	200	3,816
JDA Software Group, Inc.*	100	1,701
JDS Uniphase Corp.*	4,600	10,856
Jupitermedia Corp.*	100	1,478
Kanbay International, Inc.*	100	1,589
Keane, Inc.*	200	2,202
Kemet Corp.*	300	2,121
Kla-Tencor Corp.	600	29,598
Komag, Inc.*	100	3,466
Kopin Corp.*	200	1,070
Kronos, Inc./MA*	100	4,186
Kulicke & Soffa Industries, Inc.*	200	1,768
Lam Research Corp.*	500	17,840
Lattice Semiconductor Corp.*	400	1,728
Lawson Software, Inc.*	200	1,470
Lexar Media, Inc.*	300	2,463
Lexmark International, Inc. (Class A)*	400	17,932
Linear Technology Corp.	1,000	36,070
Lionbridge Technologies, Inc.*	200	1,404
Littelfuse, Inc.*	100	2,725
LSI Logic Corp.*	1,300	10,400
LTX Corp.*	200	900
Lucent Technologies, Inc.*	98,950	263,207
Macrovision Corp.*	200	3,346
Magma Design Automation, Inc.*	100	841
Manhattan Associates, Inc.*	100	2,048
Mantech International Corp. (Class A)*	100	2,786
Mattson Technology, Inc.*	200	2,012
Maxim Integrated Products, Inc.	1,100	39,864
MAXIMUS, Inc.	100	3,669
Maxtor Corp.*	800	5,552
McAfee, Inc.*	500	13,565
McData Corp. (Class A)*	400	1,520
MEMC Electronic Materials, Inc.*	500	11,085
Mentor Graphics Corp.*	300	3,102
Mercury Computer Systems, Inc.*	100	2,063
Mercury Interactive Corp.*	300	8,337
Methode Electronics, Inc.	100	997
Micrel, Inc.*	200	2,320
Microchip Technology, Inc.	700	22,505
Micromuse, Inc.*	300	2,967
Micron Technology, Inc.*	1,900	25,289
Micros Systems, Inc.*	100	4,832
Microsemi Corp.*	200	5,532
Microsoft Corp.	38,325	1,002,199
MicroStrategy, Inc.*	100	8,274
Microtune, Inc.*	200	834
Midway Games, Inc.*	100	1,897
MKS Instruments, Inc.*	100	1,789
Mobility Electronics, Inc.*	100	966
Molex, Inc.	500	12,975
MoneyGram International, Inc.	300	7,824
Motorola, Inc.	8,000	180,720
MPS Group, Inc.*	300	4,101
MRO Software, Inc.*	100	1,404
MTS Systems Corp.	100	3,464
National Instruments Corp.	200	6,410
National Semiconductor Corp.	1,100	28,578
NAVTEQ Corp.*	300	13,161
NCR Corp.*	600	20,364
Netgear, Inc.*	100	1,925
NetIQ Corp.*	200	2,458
Network Appliance, Inc.*	1,200	32,400
Newport Corp.*	100	1,354

		Market
	Shares	Value

Novatel Wireless, Inc.*	100	1,211
Novell, Inc.*	1,200	10,596
Novellus Systems, Inc.*	400	9,648
Nuance Communications, Inc.*	300	2,289
Nvidia Corp.*	600	21,936
Omnivision Technologies, Inc.*	200	3,992
ON Semiconductor Corp.*	500	2,765
Open Solutions, Inc.*	100	2,292
Openwave Systems, Inc.*	200	3,494
Opsware, Inc.*	300	2,037
Oracle Corp.*	12,300	150,183
Packeteer, Inc.*	100	777
Palm, Inc.*	100	3,180
Parametric Technology Corp.*	900	5,490
Park Electrochemical Corp.	100	2,598
Paxar Corp.*	100	1,963
Paychex, Inc.	1,100	41,932
PDF Solutions, Inc.*	100	1,625
Perot Systems Corp. (Class A)*	300	4,242
Per-Se Technologies, Inc.*	100	2,336
Photon Dynamics Inc.*	100	1,828
Photronics, Inc.*	100	1,506
Pixar*	200	10,544
Pixelworks, Inc.*	200	1,016
Plantronics, Inc.	200	5,660
Plexus Corp.*	100	2,274
PMC — Sierra, Inc.*	600	4,626
Polycom, Inc.*	300	4,590
Portalplayer, Inc.*	100	2,832
Power Integrations, Inc.*	100	2,381
Powerwave Technologies, Inc.*	300	3,771
Progress Software Corp.*	100	2,838
ProQuest Co.*	100	2,791
QLogic Corp.*	300	9,753
Qualcomm, Inc.	5,300	228,324
Quantum Corp.*	600	1,830
Quest Software, Inc.*	200	2,918
Radisys Corp.*	100	1,734
Rambus, Inc.*	300	4,857
RealNetworks, Inc.*	400	3,104
Red Hat, Inc.*	600	16,344
Redback Networks, Inc.*	200	2,812
Reynolds & Reynolds Co. (The)	200	5,614
RF Micro Devices, Inc.*	600	3,246
Rogers Corp.*	100	3,918
RSA Security, Inc.*	200	2,246
S1 Corp.*	300	1,305
Sabre Holdings Corp. (Class A)	400	9,644
Salesforce.com, Inc.*	200	6,410
SanDisk Corp.*	600	37,692
Sanmina-SCI Corp.*	1,700	7,242
Sapient Corp.*	300	1,707
Scientific-Atlanta, Inc.	500	21,535
Secure Computing Corp.*	100	1,226
Semtech Corp.*	200	3,652
Serena Software, Inc.*	100	2,344
Siebel Systems, Inc.	1,700	17,986
Sigmatel, Inc.*	100	1,310
Silicon Image, Inc.*	300	2,715
Silicon Laboratories, Inc.*	100	3,666
Silicon Storage Technology, Inc.*	300	1,515
Sirf Technology Holdings, Inc.*	100	2,980
Skyworks Solutions, Inc.*	500	2,545
Sohu.com Inc.*	100	1,834
Solectron Corp.*	3,200	11,712
Sonic Solutions, Inc.*	100	1,511
SonicWALL, Inc.*	200	1,584
SPSS, Inc.*	100	3,093
SRA International, Inc. (Class A)*	100	3,054
Standard Microsystems Corp.*	100	2,869
Sun Microsystems, Inc.*	11,100	46,509
Sybase, Inc.*	300	6,558
Symantec Corp.*	3,900	68,250
Symbol Technologies, Inc.	800	10,256
Symmetricom, Inc.*	200	1,694
Synaptics, Inc.*	100	2,472
Synopsys, Inc.*	500	10,030
Take-Two Interactive Software, Inc.*	200	3,540
Talx Corp.	100	4,571
Tech Data Corp.*	200	7,936
Technitrol, Inc.	100	1,710
Tektronix, Inc.	300	8,463
Tellabs, Inc.*	1,500	16,350
Teradyne, Inc.*	600	8,742
Tessera Technologies, Inc.*	100	2,585
Texas Instruments, Inc.	5,400	173,178
THQ, Inc.*	150	3,578
TIBCO Software, Inc.*	700	5,229

		Market
	Shares	Value

Total System Services, Inc.	100	1,979
Transaction Systems Architects, Inc.*	100	2,879
Trident Microsystems, Inc.*	200	3,600
Trimble Navigation Ltd*	200	7,098
Triquint Semiconductor, Inc.*	500	2,225
Trizetto Group, Inc.*	100	1,699
Ultimate Software Group, Inc.*	100	1,907
Ultratech, Inc.*	100	1,642
Unisys Corp.*	1,100	6,413
United Online, Inc.	200	2,844
Utstarcom, Inc.*	300	2,418
Valueclick, Inc.*	300	5,433
Varian SemiConductor Equipment Associates, Inc.*	100	4,393
Veeco Instruments, Inc.*	100	1,733
VeriFone Holdings, Inc.*	100	2,530
VeriSign, Inc.*	900	19,728
Viasat, Inc.*	100	2,673
Vignette Corp.*	100	1,631
Vishay Intertechnology, Inc.*	800	11,008
Vitesse SemiConductor Corp.*	800	1,536
WebEx Communications, Inc.*	100	2,163
webMethods, Inc.*	200	1,542
Websense, Inc.*	100	6,564
Western Digital Corp.*	700	13,027
Wind River Systems, Inc.*	200	2,954
Witness Systems, Inc.*	100	1,967
Xerox Corp.*	3,100	45,415
Xilinx, Inc.	1,100	27,731
Yahoo!, Inc.*	3,900	152,802
Zebra Technologies Corp.*	200	8,570
Zoran Corp.*	100	1,621

		7,997,945

Materials (0.9%)
Air Products & Chemicals, Inc.	700	41,433
Airgas, Inc.	200	6,580
AK Steel Holding Corp.*	400	3,180
Albemarle Corp.	100	3,835
Alcoa, Inc.	2,800	82,796
Aleris International, Inc.*	100	3,224
Allegheny Technologies, Inc.	300	10,824
Alpha Natural Resources, Inc.*	100	1,921
AMCOL International Corp.	100	2,052
Aptargroup, Inc.	100	5,220
Arch Chemicals, Inc.	100	2,990
Ashland, Inc.	200	11,580
Ball Corp.	400	15,888
Bemis Co.	400	11,148
Bowater, Inc.	200	6,144
Brush Engineered Materials, Inc.*	100	1,590
Cabot Corp.	200	7,160
Caraustar Industries, Inc.*	100	869
Carpenter Technology Corp.	100	7,047
Celanese Corp. (Class A)	200	3,824
Century Aluminum Co.*	100	2,621
Chaparral Steel Co.*	100	3,025
Chemtura Corp.	800	10,160
Chesapeake Corp.	100	1,698
Cleveland-Cliffs, Inc.	100	8,857
Coeur d’Alene Mines Corp.*	800	3,200
Commercial Metals Co.	200	7,508
Compass Minerals International, Inc.	100	2,454
Consol Energy, Inc.	300	19,554
Cytec Industries, Inc.	100	4,763
Dow Chemical Co. (The)	3,100	135,842
Eastman Chemical Co.	300	15,477
EColab Inc.	600	21,762
EI Du Pont de Nemours & Co.	3,000	127,500
Engelhard Corp.	400	12,060
Ferro Corp.	100	1,876
Florida Rock Industries, Inc.	200	9,812
FMC Corp.*	100	5,317
Foundation Coal Holdings, Inc.	100	3,800
Freeport-McMoRan Copper & Gold, Inc. (Class B)	600	32,280
Georgia Gulf Corp.	100	3,042
Gibraltar Industries, Inc.	100	2,294
Glatfelter	200	2,838
HB Fuller Co.	100	3,207
Headwaters, Inc.*	100	3,544
Hecla Mining Co.*	400	1,624
Hercules, Inc.*	400	4,520
Huntsman Corp.*	200	3,444
International Flavors & Fragrances, Inc.	300	10,050
International Paper Co.	1,600	53,776
Louisiana-Pacific Corp.	400	10,988
Lubrizol Corp.	200	8,686
Lyondell Chemical Co.	700	16,674

		Market
	Shares	Value

MacDermid, Inc.	100	2,790
Martin Marietta Materials Inc.	200	15,344
MeadWestvaco Corp.	700	19,621
Minerals Technologies, Inc.	100	5,589
Monsanto Co.	900	69,777
Mosaic Co.(The)*	400	5,852
Myers Industries, Inc.	100	1,458
Neenah Paper, Inc.	100	2,800
NewMarket Corp.*	100	2,446
Newmont Mining Corp.	1,300	69,420
Nucor Corp.	500	33,360
Olin Corp.	200	3,936
OM Group, Inc.*	100	1,876
Oregon Steel Mills, Inc.*	100	2,942
Packaging Corp. of America	200	4,590
Pactiv Corp.*	500	11,000
Phelps Dodge Corp.	300	43,161
PolyOne Corp.*	300	1,929
PPG Industries, Inc.	600	34,740
Praxair, Inc.	1,100	58,256
Quanex Corp.	100	4,997
Reliance Steel & Aluminum Co.	100	6,112
Rock-Tenn Co. (Class A)	100	1,365
Rohm & Haas Co.	500	24,210
Royal Gold, Inc.	100	3,473
RPM International, Inc.	400	6,948
RTI International Metals, Inc.*	100	3,795
Ryerson, Inc.	100	2,432
Schnitzer Steel Industries, Inc.	100	3,059
Schulman A, Inc.	100	2,152
Schweitzer-Mauduit International, Inc.	100	2,478
Scotts Miracle-Gro Co. (The) (Class A)	200	9,048
Sealed Air Corp.*	300	16,851
Sensient Technologies Corp.	200	3,580
Sigma-Aldrich Corp.	200	12,658
Smurfit-Stone Container Corp.*	800	11,336
Sonoco Products Co.	300	8,820
Southern Copper Corp.	100	6,698
Spartech Corp.	100	2,195
Steel Dynamics, Inc.	100	3,551
Stillwater Mining Co.*	100	1,157
Symyx Technologies, Inc.*	100	2,729
Temple-Inland, Inc.	400	17,940
Terra Industries, Inc.*	300	1,680
Texas Industries, Inc.	100	4,984
UAP Holding Corp.	100	2,042
United States Steel Corp.	400	19,228
USEC, Inc.	300	3,585
Valspar Corp.	400	9,868
Vulcan Materials Co.	300	20,325
Wausau Paper Corp.	100	1,185
Weyerhaeuser Co.	800	53,072
Worthington Industries, Inc.	200	3,842
WR Grace & Co.*	200	1,880

		1,453,720

Telecommunications (0.9%)
Alamosa Holdings, Inc.*	400	7,444
Alltel Corp.	1,200	75,720
American Tower Corp. (Class A)*	1,300	35,230
Arris Group, Inc.*	300	2,841
AT&T Inc.	12,826	314,109
Atheros Communications, Inc.*	100	1,300
BellSouth Corp.	5,900	159,890
Broadwing Corp.*	200	1,210
Centennial Communications Corp.*	100	1,552
CenturyTel, Inc.	400	13,264
Cincinnati Bell, Inc.*	800	2,808
Citizens Communications Co.	1,100	13,453
Commonwealth Telephone Enterprises, Inc.	100	3,377
Crown Castle International Corp.*	700	18,837
Dobson Communications Corp.*	400	3,000
Essex Corp.*	100	1,705
Extreme Networks, Inc.*	400	1,900
Fairpoint Communications, Inc.	100	1,036
Foundry Networks, Inc.*	400	5,524
General Communication, Inc. (Class A)*	200	2,066
Golden TeleCom, Inc.	100	2,596
HyperCom Corp.*	200	1,278
IDT Corp. (Class B)*	200	2,340
Interdigital Communications Corp.*	200	3,664
Iowa TeleCommunications Services, Inc.	100	1,549
Ixia*	100	1,478
Juniper Networks, Inc.*	1,800	40,140
Level 3 Communications, Inc.*	2,300	6,601
Mastec, Inc.*	100	1,047
MCI, Inc.	900	17,757
NeuStar, Inc. (Class A)*	100	3,049
Nextel Partners, Inc. (Class A)	500	13,970

		Market
	Shares	Value

NII Holdings, Inc.*	400	17,472
North Pittsburgh Systems, Inc.	100	1,887
NTL, Inc.*	300	20,424
PanAmSat Holding Corp.	200	4,900
Premiere Global Services, Inc.*	200	1,626
Price Communications Corp.*	200	2,974
Qwest Communications International, Inc.*	4,900	27,685
RCN Corp.*	100	2,345
SafeNet, Inc.*	100	3,222
SBA Communications Corp. (Class A)*	200	3,580
Sonus Networks, Inc.*	800	2,976
Sprint Nextel Corp.	9,000	210,240
SureWest Communications	100	2,637
Sycamore Networks, Inc.*	600	2,592
Syniverse Holdings, Inc.*	100	2,090
Tekelec*	200	2,780
Telephone & Data Systems, Inc.	400	14,412
Telewest Global, Inc.*	800	19,056
Time Warner TeleCom, Inc. (Class A)*	200	1,970
Ubiquitel, Inc.*	300	2,967
US Cellular Corp.*	100	4,940
USA Mobility, Inc.*	100	2,772
Valor Communications Group, Inc.	100	1,140
Verizon Communications, Inc.	9,000	271,080
West Corp.*	100	4,215
Wireless Facilities, Inc.*	200	1,020

		1,394,737

Utilities (1.3%)
AES Corp. (The)	2,100	33,243
AGL Resources, Inc.	300	10,443
Allegheny Energy, Inc.*	500	15,825
Allete, Inc.	100	4,400
Alliant Energy Corp.	400	11,216
Ameren Corp.	600	30,744
American Electric Power Co., Inc.	1,200	44,508
American States Water Co.	100	3,080
Aqua America, Inc.	400	10,920
Aquila, Inc.*	800	2,880
Atmos Energy Corp.	300	7,848
Avista Corp.	200	3,542
Black Hills Corp.	100	3,461
California Water Service Group	100	3,823
Centerpoint Energy, Inc.	1,000	12,850
CH Energy Group, Inc.	100	4,590
Cinergy Corp.	600	25,476
Cleco Corp.	200	4,170
CMS Energy Corp.*	700	10,157
Consolidated Edison, Inc.	800	37,064
Constellation Energy Group, Inc.	600	34,560
Dominion Resources, Inc./VA	1,100	84,920
DPL, Inc.	400	10,404
DTE Energy Co.	600	25,914
Duke Energy Corp.	3,000	82,350
Duquesne Light Holdings, Inc.	300	4,896
Dynegy Inc. (Class A)*	1,000	4,840
Edison International	1,100	47,971
El Paso Electric Co.*	200	4,208
Empire District Electric Co. (The)	100	2,033
Energen Corp.	200	7,264
Energy East Corp.	500	11,400
Entergy Corp.	700	48,055
Equitable Resources, Inc.	400	14,676
Exelon Corp.	2,200	116,908
FirstEnergy Corp.	1,100	53,889
FPL Group Inc.	1,300	54,028
Great Plains Energy, Inc.	200	5,592
Hawaiian Electric Industries, Inc.	300	7,770
Idacorp, Inc.	100	2,930
KeySpan Corp.	600	21,414
Laclede Group, Inc. (The)	100	2,921
MDU Resources Group, Inc.	400	13,096
MGE Energy, Inc.	100	3,391
National Fuel Gas Co.	300	9,357
New Jersey Resources Corp.	100	4,189
Nicor, Inc.	100	3,931
NiSource, Inc.	900	18,774
Northeast Utilities	400	7,876
Northwest Natural Gas Co.	100	3,418
NorthWestern Corp.	100	3,107
NRG Energy, Inc.*	300	14,136
NSTAR	400	11,480
OGE Energy Corp.	300	8,037
Oneok, Inc.	300	7,989
Otter Tail Corp.	100	2,898
Peoples Energy Corp.	100	3,507
Pepco Holdings, Inc.	600	13,422
PG&E Corp.	1,200	44,544
Piedmont Natural Gas Co.	300	7,248

		Market
	Shares	Value

Pinnacle West Capital Corp.	300	12,405
PNM Resources, Inc.	200	4,898
PPL Corp.	1,200	35,280
Progress Energy, Inc.	800	35,136
Public Service Enterprise Group, Inc.	800	51,976
Puget Energy, Inc.	300	6,126
Questar Corp.	300	22,710
Reliant Energy, Inc.*	1,000	10,320
SCANA Corp.	400	15,752
Sempra Energy	5,950	266,798
Sierra Pacific Resources*	500	6,520
South Jersey Industries, Inc.	100	2,914
Southern Co. (The)	2,400	82,872
Southern Union Co. *	300	7,089
Southwest Gas Corp.	100	2,640
TECO Energy, Inc.	700	12,026
TXU Corp.	1,600	80,304
UGI Corp.	300	6,180
Unisource Energy Corp.	100	3,120
Vectren Corp.	300	8,148
Westar Energy, Inc.	300	6,450
WGL Holdings, Inc.	200	6,012
Wisconsin Energy Corp.	4,175	163,076
WPS Resources Corp.	100	5,531
Xcel Energy, Inc.	1,300	23,998

		1,987,864

Total Common Stocks (Active & Passive Domestic Equities) (Cost—$50,405,730)		52,329,936

Investment Companies (Active International Equities) (8.7%)
Ares Capital Corp.	102	1,639
Longleaf Partners International Fund	388,292	6,740,741
Oakmark International Fund	296,286	6,672,371

Total Investment Companies (Active International Equities) (Cost—$13,441,946)		13,414,751

Partnership (Active Domestic Equity) (5.1%) ValueAct Capital Partners, L.P.	7,300,000	7,944,885

Partnership (Active International Equity) (6.2%) Walter Scott & Partners Ltd.	8,700,000	9,485,343

Total Partnership (Active Domestic & International Equity) (Cost—$16,000,000)		17,430,228

TOTAL EQUITY INVESTMENTS (Cost—$79,847,676)		83,174,915

	Amount

FIXED INCOME INVESTMENTS (10.0%)
Asset Backed Corporates (0.3%)
Chase Issuance Trust Series 05-A7, Class A7, 4.55%, due 3/15/13	$300,000	296,097
EMC Mortgage Loan Trust, Series B, Class A1, 4.849%, due 4/25/42 (c)(d)	155,214	155,214

		451,311

Collateralized Mortgage Obligations (0.5%)
Banc of America Large Loan, Series 05-ESHA, Class A1, 4.538%, due 7/14/20 (c)	150,000	149,980
Ge Capital Commercial Mortgage Corp., Series 05-C1, Class A2, 4.353%, due 6/10/48	400,000	389,536
GS Mortgage Securities Corp. II, Series 05-GG4, Class A4A, 4.751%, due 7/10/39	180,000	174,656
Merrill Lynch Mortgage Trust, Series 05-CKI1, Class A6, 5.245%, due 11/12/37 (c)	120,000	121,308

		835,481

Corporate Bonds (1.1%)
Consumer Discretionary (0.2%)
British Sky Broadcasting plc, 8.20%, due 7/15/09	33,000	36,067
Comcast Cable Communications Holdings, Inc., 8.375%, due 3/15/13	40,000	46,299
DaimlerChrysler NA Holding Corp., 4.05%, due 6/4/08	40,000	38,940
DaimlerChrysler NA Holding Corp., 4.875%, due 6/15/10	20,000	19,528
Lennar Corp., Series B, 5.60%, due 5/31/15	10,000	9,655
Pulte Homes, Inc., 7.875%, due 8/1/11	20,000	21,971
Target Corp., 5.88%, due 3/1/12	30,000	31,514
Time Warner, Inc., 6.875%, due 5/1/12	30,000	31,934
Time Warner, Inc., 7.70%, due 5/1/32	30,000	33,740
Wal-Mart Stores, Inc., 5.25%, due 9/1/35	20,000	19,414

		289,062

Consumer Staples (0.0%)
Kellogg Co., 7.45%, due 4/1/31	20,000	24,714
Safeway, Inc., 7.25, due 2/1/31	20,000	21,582

		46,295

Energy (0.1%)
Anadarko Finance Co., 7.50%, due 5/31/31	20,000	24,512
Devon Financing Corp. ULC, 6.875%, due 9/30/11	10,000	10,938
EnCana Holdings Finance Corp., 5.80%, due 5/1/14	20,000	20,847
Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	10,000	9,780
Petro-Canada, 5.95%, due 5/15/35	20,000	20,289
Valero Energy Corp., 6.875%, due 4/15/12	20,000	21,793

		108,159

Financials (0.5%)
AXA SA, 8.60%, due 12/15/30	20,000	26,727
Bank of America Corp., 3.875%, due 1/15/08	71,000	69,699
Bear Stearns Cos., Inc. (The), 4.55%, due 6/23/10	30,000	29,438
Boeing Capital Corp., 6.50%, due 2/15/12	30,000	32,383
CIT Group Funding Co. of Canada, 4.90%, due 7/1/10 (d)	60,000	58,740

		Market
	Amount	Value

Citigroup, Inc., 3.50%, due 2/1/08	50,000	48,678
EOP Operating LP, 4.75%, due 3/15/14	20,000	18,900
Goldman Sachs Group, Inc., 5.13%, due 1/15/15	20,000	19,774
Goldman Sachs Group, Inc.,6.345%, due 2/15/34	20,000	21,011
HSBC Bank USA NA/New York, NY, 5.875%, due 11/1/34	10,000	10,089
HSBC Finance Corp., 5.00%, due 6/30/15	30,000	29,172
International Lease Finance Corp., 4.35%, due 9/15/08	60,000	58,899
JPMorgan Chase & Co., 3.625%, due 5/1/08	70,000	68,085
Lehman Brothers Holdings, Inc. 4.50%, due 7/26/10	40,000	39,161
Metlife, Inc., 5.00%, due 6/15/15	10,000	9,808
Morgan Stanley, 3.625, due 4/1/08	50,000	48,711
Morgan Stanley, 4.75%, due 4/1/14	20,000	19,181
National Rural Utilities Cooperative Finance Corp., 4.75%, due 3/1/14	10,000	9,810
National Rural Utilities Cooperative Finance Corp., 8.00%, due 3/1/31	10,000	13,196
Simon Property Group LP, 6.38%, due 11/15/07	10,000	10,218
Wachovia Bank NA(Old)	40,000	39,009

		680,689

Health Care (0.1%)
Schering-Plough Corp., 6.75%, due 12/1/33	20,000	22,774
UnitedHealth Group, Inc., 4.875% due 3/15/15	30,000	29,400
WellPoint, Inc., 6.80%, due 8/1/12	30,000	32,730
Wyeth, 4.375%, due 3/1/08	22,000	21,749
Wyeth, 5.50%, due 2/1/14	30,000	30,389

		137,041

Industrials (0.0%)
Kowloon Canton Railway Corp., 8.00%, due 3/15/10	20,000	22,269
Southwest Airlines Co., 5.125%, due 3/1/17	10,000	9,337
Waste Management, Inc., 7.75%, due 5/15/32	20,000	24,696

		56,303

Materials (0.0%)
BHP Billiton Finance USA Ltd., 4.80%, due 4/15/13	20,000	19,724
Newmont Mining Corp., 5.875%, due 4/1/35	20,000	19,736
Weyerhaeuser Co., 6.75%, due 3/15/12	20,000	21,228

		60,688

Telecommunications (0.1%)
America Movil SA de CV, 5.75%, due 1/15/15	40,000	40,136
Nextel Communications Inc., 6.875%, due 10/31/13	18,000	18,778
Sprint Capital Corp., 6.125%, due 11/15/08	21,000	21,595
Telecom Italia Capital SA, 4.875%, due 10/1/10	40,000	39,216
Telecom Italia Capital SA, 5.25%, due 11/15/13	60,000	58,876
Verizon Global Funding Corp., 5.85%, due 9/15/35	30,000	28,910

		207,511

Utilities (0.1%)
Dominion Resources, Inc./VA, 8.125%, due 6/15/10	30,000	33,344
Dominion Resources, Inc./VA, 6.25%, due 6/30/12	20,000	20,924
KeySpan Corp., 7.625%, due 11/15/10	20,000	22,233
Nisource Finance Corp., 5.40%, due 7/15/14	20,000	19,970
Pacific Gas & Electric Co., 6.05%, due 3/1/34	10,000	10,350

		106,821

U.S. Government Securities (8.1%)
U.S. Treasury Bonds (0.4%)
6.25%, due 8/15/23	160,000	191,063
6.00%, due 2/15/26	19,000	22,405
6.125%, due 11/15/27	390,000	470,620

		684,088

U.S. Treasury Notes (4.0%)
2.50%, due 10/31/06	700,000	689,199
3.625%, due 4/30/07	875,000	865,840
3.75%, due 5/15/08	879,000	866,502
3.125%, due 10/15/08	1,360,000	1,315,535
3.875%, due 9/15/10	1,110,000	1,086,890
3.875%, due 2/15/13	800,000	775,406
4.25%, due 8/15/13	37,000	36,669
4.00%, due 2/15/15	530,000	513,851

		6,149,892

Federal Home Loan Mortgage Corp. (0.2%)
3.875%, due 6/15/08	210,000	205,840
6.25%, due 7/15/32	60,000	71,413

		277,253

Federal National Mortgage Association (3.5%)
4.125%, due 5/15/10	410,000	400,180
5.50%, due 4/1/34	430,959	427,799
5.50%, due 5/1/34	137,287	136,280
5.50%, due 1/15/36 TBA	2,150,000	2,112,563
6.00%, due 1/15/36 TBA	2,250,000	2,270,390

		5,347,211

TOTAL FIXED INCOME INVESTMENTS (Cost—$15,491,668)		15,437,805

SHORT-TERM INVESTMENTS (11.3%)
Commerical Paper (0.2%)
J.P. Morgan Chase & Co.
3.60%, due 1/3/06	274,263	274,263

		Market
	Amount	Value

Discount Notes (6.9%)
Federal Agricultural Mortgage Corp. 4.18%, due 1/13/06 (a)	2,850,000	2,845,706
Federal Home Loan Bank 4.18%, due 1/06/06 (a)	2,200,000	2,198,467
Federal Home Loan Mortgage Corp. 4.13%, due 1/23/06 (a)	2,900,000	2,879,523
Federal National Mortgage Association 4.20%, due 1/11/06 (a)	2,800,000	2,796,415

		10,720,111

U.S. Treasury Securities (4.2%)
U.S. Treasury Bills (a)
3.42%, due 2/23/06	3,040,000	3,024,491
3.70%, due 3/2/06	95,000	94,408
3.75%, due 3/9/06 (b)	3,380,000	3,356,235

		6,475,134

TOTAL SHORT-TERM INVESTMENTS (Cost—$17,468,708)		17,469,508

TOTAL INVESTMENTS (99.1%) (Cost—$149,308,052)		152,881,295
Other Assets less Liabilites** (0.9%)		1,398,257

NET ASSETS (100.0%)		$154,279,552

*	Non-incoming producing security.

**	Includes cash held for pending investments.

(a)	Zero coupon security— rate disclosed is yield as of December 31, 2005.

(b)	All or portion of the security was pledged to cover margin requirements for futures contracts.

(c)	Floating Rate Security. Rate disclosed is as of December 31, 2005.

(d)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
TBA— Security is subject to delayed delivery.
Futures Contracts:
Kiewit Investment Fund LLP had the following futures contract(s) open at period end:

	Number			Net Unrealized
	of		Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)

Long:
E-mini Russell 2000 Index	1	$678	Mar -06	$(1,667)
E-mini S&P 400 Index	1	743	Mar -06	(940)
E-mini S&P 500 Index	7	1,255	Mar -06	(6,897)

				$(9,504)

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:	/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.
President
February 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.
President
February 28, 2006

By:	/s/ Denise A. Meredith

Denise A. Meredith
Treasurer, Chief Financial Officer and Principal Accounting Officer
February 28, 2006